                     --------------------------------------
                         THE BRINSON RELATIONSHIP FUNDS



                         BRINSON GLOBAL SECURITIES FUND

                           BRINSON POST-VENTURE FUND

                            BRINSON HIGH YIELD FUND

                      BRINSON EMERGING MARKETS EQUITY FUND

                       BRINSON EMERGING MARKETS DEBT FUND



                                 ANNUAL REPORT

                               DECEMBER 31, 1995



                            [ARTWORK APPEARS HERE]


              GLOBAL INVESTMENT MANAGEMENT OF INSTITUTIONAL ASSETS
                     --------------------------------------

                               TABLE OF CONTENTS

                                                                       Page

Brinson Global Securities Fund
   Schedule of Investments............................................   5
   Statement of Assets and Liabilities................................  15
   Statement of Operations............................................  16
   Statement of Changes in Net Assets.................................  17
   Financial Highlights...............................................  18

Brinson Post-Venture Fund
   Schedule of Investments............................................  22
   Statement of Assets and Liabilities................................  26
   Statement of Operations............................................  27
   Statement of Changes in Net Assets.................................  28
   Financial Highlights...............................................  29

Brinson High Yield Fund
   Schedule of Investments............................................  33
   Statement of Assets and Liabilities................................  35
   Statement of Operations............................................  36
   Statement of Changes in Net Assets.................................  37
   Financial Highlights...............................................  38

Brinson Emerging Markets Equity Fund
   Schedule of Investments............................................  42
   Statement of Assets and Liabilities................................  48
   Statement of Operations............................................  49
   Statement of Changes in Net Assets.................................  50
   Financial Highlights...............................................  51

Brinson Emerging Markets Debt Fund
   Schedule of Investments............................................  55
   Statement of Assets and Liabilities................................  57
   Statement of Operations............................................  58
   Statement of Changes in Net Assets.................................  59
   Financial Highlights...............................................  60

The Brinson Relationship Funds  --  Notes to Financial Statements.....  61

Report of Independent Auditors........................................  64

BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

     The Brinson Global Securities Fund has provided an unannualized return of 17.18% since its performance inception on April 30, 1995. This exceeds the corresponding 14.46% return of its benchmark, the Global Securities Index (GSI). Positive contributors to relative performance included security selection within the U.S. equity component, hedging currency risk, and an underweight in non-U.S. equities. Negative contributors included an underweight in U.S. equities and overweights in bond markets.

     Currency market volatility during the year carried the yen and core European currencies to extreme highs against the dollar in the first four months of 1995. By the end of the year, however, the dollar showed net appreciation against the yen and reversed its slide against the deutschemark. Because of the very low short-term interest rates in Japan, hedging yen risk provided a substantial interest rate differential.

     The strong yen prompted the Bank of Japan to cut short rates to historic lows. In the U.S., the Fed began to partially reverse the hikes made in 1994. European central banks eased in the face of slowing growth and overvalued currencies. The result was falling yield curves and very good performance in bond markets.

     Positive earnings surprises, combined with the bond market rally, propelled the U.S. equity market to excellent returns. Most non-U.S. equity markets also responded positively, although none had returns as large on a currency hedged basis.

     As the U.S. equity and bond markets rallied, the non-U.S. markets became relatively more attractive and additional weight was allocated. The Japanese bond and equity valuations remained relatively unattractive. But because of the policy initiatives by the Japanese government and central bank to restart the economy and provide liquidity, the Japanese equity underweight was reduced.

     Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value, and to overweight bonds. In most bond markets outside Japan, yields exceed equilibrium levels, offering attractive relative value. The Fund continues to hold no cash. Currency strategy is focused on controlling exposure to the overvalued core European currencies and the yen, with a primary overweight in the U.S. dollar.

BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------
Total Return
                                                                     4/30/95*
                                                                  to 12/31/95
--------------------------------------------------------------------------------
Brinson Global Securities Fund                                         17.18% **
--------------------------------------------------------------------------------
Global Securities Index                                                14.46% **
--------------------------------------------------------------------------------
*   Performance inception date of the Brinson Global Securities Fund.
**  Total returns have not been annualized.


Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund and the Global Securities Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund
vs. Global Securities Index

                             [GRAPH APPEARS HERE]

                     Brinson Global Securities   Global Securities
                                Fund                   Index
           04/30/95                  100,000.00         100,000.00
           05/31/95                  103,327.00         102,509.46
           06/30/95                  104,439.00         104,073.73
           07/31/95                  106,942.00         107,315.76
           08/31/95                  108,458.00         106,940.77
           09/30/95                  110,483.00         109,802.86
           10/31/95                  111,333.00         109,113.68
           11/30/95                  114,689.00         112,379.71
           12/31/95                  117,181.00         114,455.20

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS                           TOP TEN NON U.S. EQUITY HOLDINGS
As of December 31, 1995                                As of December 31, 1995

                                                Percent of                                                             Percent of
                                                Net Assets                                                             Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
 1.  Citicorp.                                    1.57%      1.  Royal Dutch Petroleum                                   0.26%
 2.  Lockheed Martin Corp.                        1.53       2.  General Electric PLC                                    0.23
 3.  Burlington Northern Santa Fe                 1.24       3.  Lloyds TSB Group                                        0.22
 4.  Honeywell, Inc.                              1.18       4.  Broken Hill Proprietary                                 0.18
 5.  Avon Products, Inc.                          0.94       5.  British Telecommunications                              0.18
 6.  Schering Plough Corp.                        0.88       6.  Internationale Nederlanden Groep NV                     0.17
 7.  Kimberly-Clark Corp.                         0.85       7.  Royal Dutch Petroleum N.Y. Shares                       0.16
 8.  Aon Corp.                                    0.85       8.  Grand Metropolitan                                      0.16
 9.  Enron Corp.                                  0.82       9.  British Petroleum                                       0.16
10.  Sprint Corp.                                 0.81      10.  Unilever NV                                             0.16

BRINSON GLOBAL SECURITIES FUND
================================================================================

Industry Diversification
As a Percentage of Net Assets
As of December 31, 1995

U.S. EQUITIES
        Basic Industries
             Chemicals ...........................................    0.23 %
             Housing / Paper .....................................    0.95
             Metals ..............................................    0.41
                                                                    ------
                                                                      1.59
        Capital Investment
             Capital Goods .......................................    2.60
             Technology ..........................................    1.63
                                                                    ------
                                                                      4.23
        Consumer
             Autos / Durables ....................................    0.30
             Discretionary .......................................    1.56
             Health : Drugs ......................................    2.77
             Health : Non-Drugs ..................................    0.90
             Non-Durables ........................................    2.89
             Retail / Apparel ....................................    1.79
                                                                    ------
                                                                     10.21

        Energy ...................................................    1.76

        Financial
             Banks ...............................................    2.31
             Non-Banks ...........................................    2.83
                                                                    ------
                                                                      5.14

        Services .................................................    2.28

        Transportation ...........................................    1.25

        Utilities ................................................    1.87

        Miscellaneous ............................................    0.65
                                                                    ------
                  Total U.S. Equities ............................   28.98
                                                                    ------

NON-U.S. EQUITIES
        Aerospace & Military .....................................    0.07 %
        Airlines .................................................    0.01
        Appliances & Household Durables ..........................    0.27
        Automobiles ..............................................    0.39
        Banking ..................................................    1.92
        Beverages & Tobacco ......................................    0.40
        Broadcasting & Publishing ................................    0.23
        Building Materials .......................................    0.08
        Business & Public Service ................................    0.38
        Chemicals ................................................    0.43
        Construction .............................................    0.20
        Data Processing ..........................................    0.10
        Electric Components ......................................    0.12
        Electronics ..............................................    0.56
        Energy ...................................................    1.35
        Financial Services .......................................    0.24
        Food & House Products ....................................    0.69
        Forest Products ..........................................    0.24
        Goldmines ................................................    0.03
        Health & Personal Care ...................................    0.54
        Industrial Components ....................................    0.25
        Insurance ................................................    0.66
        Leisure & Tourism ........................................    0.05
        Machinery & Engineering ..................................    0.16
        Merchandising ............................................    0.72
        Miscellaneous Materials ..................................    0.22
        Multi-Industry ...........................................    0.64
        Non-Ferrous Metals .......................................    0.23
        Real Estate ..............................................    0.06
        Recreation ...............................................    0.07
        Shipping .................................................    0.10
        Steel ....................................................    0.07
        Telecommunications .......................................    0.54
        Textiles & Apparel .......................................    0.04
        Transportation ...........................................    0.09
        Utilities ................................................    0.78
                                                                    ------
                  Total Non-U.S. Equities ........................   12.93
                                                                    ------
U.S. BONDS
        Corporate Bonds
             Asset-backed ........................................    1.93
             CMO .................................................    0.56
             Consumer ............................................    0.61
             Financial ...........................................    3.31
             Floating rate .......................................    0.50
             Industrial ..........................................    1.56
             Telecommunications ..................................    0.63
             Yankee ..............................................    0.99
                                                                    ------
                  Total U.S. Corporate Bonds .....................   10.09
                                                                    ------

        U.S. Government Agencies .................................    8.05
        U.S. Government Obligations ..............................    6.04
        Municipal Bonds ..........................................    0.43
        International Dollar  Bonds ..............................    2.56
                                                                    ------
                  Total U.S. Bonds ...............................   27.17
                                                                    ------

NON-U.S. BONDS
        Foreign Financial Bonds ..................................    1.45
        Foreign Government Bonds .................................   21.80
                                                                    ------
                  Total Non-U.S. Bonds ...........................   23.25
                                                                    ------

SHORT-TERM INVESTMENTS ...........................................    7.34
                  TOTAL INVESTMENTS ..............................   99.67
CASH AND OTHER ASSETS,
        LESS LIABILITIES .........................................    0.33
                                                                    ------
                  NET ASSETS .....................................  100.00 %
                                                                    ======

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
Equities - 41.91%
U.S. Equities - 28.98%
Aetna Life & Casualty Co. ...............................................................            81,300 $    5,630,025
Air & Water Technologies Corp. (b) ......................................................            39,600        242,550
Allergan, Inc. ..........................................................................           135,800      4,413,500
Alza Corp. (b) ..........................................................................           107,100      2,650,725
American Mobile Satellite Corp., Inc. (b) ...............................................            19,700        603,313
Aon Corp. ...............................................................................           165,300      8,244,337
AST Research Corp.  (b) .................................................................            36,638        311,423
Automatic Data Processing, Inc. .........................................................            77,400      5,746,950
Avon Products, Inc. .....................................................................           120,900      9,112,838
Bard (C.R.), Inc. .......................................................................            81,900      2,641,275
Beckman Instruments, Inc. ...............................................................            52,700      1,864,262
Biogen, Inc. (b) ........................................................................            12,200        750,300
Birmingham Steel Corp. ..................................................................            52,900        786,888
Boeing Co. ..............................................................................            47,700      3,738,487
Boston Technology, Inc. (b) .............................................................            32,400        413,100
Brinker International, Inc. (b) .........................................................            39,600        598,950
Burlington Northern Santa Fe ............................................................           153,500     11,973,000
Campbell Soup Co. .......................................................................            41,800      2,508,000
Centerior Energy Co. ....................................................................            24,300        215,663
CIGNA Corp. .............................................................................            65,700      6,783,525
Citicorp ................................................................................           226,500     15,232,125
CMS Energy Corp. ........................................................................           144,400      4,313,950
Coca-Cola Enterprises, Inc. .............................................................           175,700      4,699,975
Comerica, Inc. ..........................................................................            36,300      1,456,537
Computer Sciences Corp. (b) .............................................................             7,000        491,750
Comverse Technology, Inc. (b) ...........................................................            21,500        430,000
Cooper Cameron Corp. (b) ................................................................            44,547      1,581,419
Cooper Industries, Inc. .................................................................            52,901      1,944,112
Dial Corp. ..............................................................................           127,700      3,783,112
Enron Corp. .............................................................................           208,000      7,930,000
Entergy Corp. ...........................................................................           145,600      4,258,800
Federated Department Stores (b) .........................................................           171,100      4,705,250
First Data Corp. ........................................................................            80,280      5,368,725
Food Lion, Inc. Class A. ................................................................           216,300      1,236,955
Ford Motor Co. ..........................................................................           135,800      3,938,200
Forest Laboratories, Inc. (b) ...........................................................            91,100      4,122,275
Gannett Co., Inc. .......................................................................            48,800      2,995,100
Genzyme Corp. (b) .......................................................................            17,500      1,091,563
Goodyear Tire and Rubber Co. ............................................................            96,300      4,369,612
Health Care & Retirement Corp. (b) ......................................................            39,300      1,375,500
Hillenbrand Industries, Inc. ............................................................             3,500        118,563
Honeywell, Inc. .........................................................................           234,200     11,387,975
Illinova Corp. ..........................................................................            27,400        822,000
Inland Steel Industries .................................................................            78,800      1,979,850
Interpublic Group of Companies, Inc. ....................................................            53,500      2,320,562
Kimberly-Clark Corp. ....................................................................            99,800      8,258,450
Kroger Co. (b) ..........................................................................            76,500      2,868,750
Lockheed Martin Corp. ...................................................................           187,400     14,804,600
LTV Corp. ...............................................................................            77,500      1,065,625
Lyondell Petrochemical Co. ..............................................................           144,200      3,298,575
Magna Group, Inc. .......................................................................            26,300        624,625
Manor Care, Inc. ........................................................................            86,300      3,020,500
Mattel, Inc. ............................................................................           211,600      6,506,700
Melville Corp. ..........................................................................           123,700      3,803,775
National Semiconductor Corp. (b) ........................................................            57,300      1,274,925
Nextel Communications, Inc. Class A (b) .................................................           117,300      1,730,175
Octel Communications Corp. (b) ..........................................................            14,100        454,725
Old Republic International Corp. ........................................................            51,300      1,821,150
Owens Illinois, Inc. (b) ................................................................           150,900      2,188,050
Pentair, Inc. ...........................................................................            30,900      1,537,275
Pfizer, Inc. ............................................................................            81,500      5,134,500
Philip Morris Companies, Inc. ...........................................................            39,100      3,538,550
Raychem Corp. ...........................................................................            45,600      2,593,500
RJR Nabisco Convertible Preferred "C" ...................................................           432,200      2,755,275
RJR Nabisco Holdings Corp. ..............................................................           128,400      3,964,350
Schering Plough Corp. ...................................................................           156,000      8,541,000

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
U.S. Equities - (continued)
Schlumberger Ltd. .......................................................................            56,200   $  3,891,850
Schweitzer-Mauduit International, Inc. (b) ..............................................             9,980        230,788
Seagate Technology, Inc. (b) ............................................................            55,200      2,622,000
Sprint Corp. ............................................................................           195,500      7,795,562
State Street Boston Corp. ...............................................................            38,900      1,750,500
Timken Co. ..............................................................................            37,000      1,415,250
Tosco Corp. .............................................................................            23,700        903,563
Transamerica Corp. ......................................................................            67,300      4,904,487
Ultramar Corp. ..........................................................................            57,600      1,483,200
US Bancorp ..............................................................................            90,300      3,036,338
USF&G Corp. .............................................................................           119,700      2,019,937
Walgreen Co. ............................................................................           115,300      3,444,587
Westvaco Corp. ..........................................................................            31,500        874,125
WMX Technologies, Inc. ..................................................................           168,400      5,030,950
                                                                                                              ------------
Total U.S. Equities .....................................................................                      280,371,233
                                                                                                              ------------
Non-U.S. Equities - 12.93%
Australia - 0.71%
Amcor Ltd. ..............................................................................            64,200        453,693
ANZ Banking Group .......................................................................            78,530        368,612
Broken Hill Proprietary .................................................................           124,949      1,765,998
CRA Ltd. ................................................................................            48,010        704,982
David Jones Ltd. (b) ....................................................................           179,000        272,967
Lend Lease Corp. Ltd. ...................................................................            38,045        551,869
National Australia Bank .................................................................            79,920        719,357
News Corp. ..............................................................................            79,420        424,188
Pacific Dunlop Ltd. .....................................................................           115,145        269,811
Qantas Airways Ltd. .....................................................................            33,000         54,988
Santos Ltd. .............................................................................            97,985        286,455
Western Mining Corp. ....................................................................            44,415        285,461
Westpac Banking Corp. Ltd. ..............................................................           152,050        674,119
                                                                                                              ------------
                                                                                                                 6,832,500
                                                                                                              ------------
Belgium - 0.45%
Delhaize-Le Lion, S.A. ..................................................................             4,300        178,248
Electrabel ..............................................................................             3,980        946,624
Fortis AG ...............................................................................             3,590        436,691
Groupe Bruxelles Lambert ................................................................             2,350        326,179
Kredietbank .............................................................................             2,230        609,954
Petrofina S.A. Warrants "97" (b) ........................................................                38            504
Petrofina ...............................................................................             1,800        551,054
Societe Gen de Belgique .................................................................             3,080        254,827
Solvay ..................................................................................               715        386,278
Tractebel ...............................................................................             1,215        501,590
Union Mineire (b) .......................................................................             2,450        163,994
                                                                                                              ------------
                                                                                                                 4,355,943
                                                                                                              ------------
Canada - 0.66%
Alcan Aluminium Ltd. ....................................................................            16,150        501,801
Bank of Montreal ........................................................................            36,255        824,098
Barrick Gold Corp. ......................................................................            12,795        337,748
Canadian Pacific Ltd. ...................................................................            43,190        787,763
Imperial Oil Canada Ltd. ................................................................            17,075        618,183
Moore Corp. Ltd. ........................................................................             9,600        180,378
Noranda, Inc. ...........................................................................            16,565        341,612
Norcen Energy ...........................................................................            14,490        217,807
Northern Telecom Ltd. ...................................................................             8,530        365,111
Nova Corporation of Alberta .............................................................            35,960        290,043
Royal Bank of Canada ....................................................................            29,145        665,155
Seagram Co. Ltd. ........................................................................            14,265        491,608
Thomson Corp. ...........................................................................            38,570        537,344
TransCanada Pipelines Ltd. ..............................................................            16,255        224,969
                                                                                                              ------------
                                                                                                                 6,383,620
                                                                                                              ------------
France - 1.42%
Accor ...................................................................................             3,100        401,873
Alcatel Alsthom .........................................................................             5,911        510,290
Banque Nationale de Paris ...............................................................            18,580        839,227

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
Non-U.S. Equities - (continued)
France - (continued)
Carnaud Metal Box .......................................................................            10,530   $    482,297
Cep Communications ......................................................................             4,003        332,331
Cie Bancaire S.A. .......................................................................             4,319        483,951
Cie de Saint Gobain .....................................................................             6,784        751,836
Cie Fin de Suez .........................................................................             9,435        389,701
Colas ...................................................................................             1,705        285,875
Credit Local de France ..................................................................            10,181        816,045
GAN (b) .................................................................................             4,225        154,639
Generale des Eaux .......................................................................             8,713        871,015
LVMH (Moet-Hennessy Louis Vuitton) ......................................................             6,103      1,272,862
Michelin Class B ........................................................................            11,405        455,444
Pechiney Cert D'Invest ..................................................................             7,278        275,310
Peugeot S.A. ............................................................................            10,410      1,375,058
Sanofi ..................................................................................             7,634        489,983
Societe Generale ........................................................................             8,834      1,092,825
Societe Nationale Elf Aquitaine .........................................................            10,918        805,467
Total Co. 'B' ...........................................................................            17,527      1,184,450
UAP .....................................................................................            18,256        477,435
                                                                                                              ------------
                                                                                                                13,747,914
                                                                                                              ------------
Germany - 0.98%
Allianz AG Holding ......................................................................               588      1,156,856
BASF AG .................................................................................             1,947        439,378
Bayer Motoren Werken ....................................................................               896        463,243
Bayer Vereinsbank .......................................................................            12,810        384,846
Bayer ...................................................................................             2,013        535,562
Commerzbank .............................................................................             1,874        445,816
Daimler-Benz ............................................................................               855        432,488
Deutsche Bank ...........................................................................            27,720      1,318,893
Hoechst .................................................................................             2,100        572,207
Kaufhof Holding AG ......................................................................             1,235        377,066
Mannesmann ..............................................................................             2,245        716,022
Muenchener Rueckver .....................................................................               368        794,467
Muenchener Rueckver Warrants "98" (b) ...................................................                 8          1,059
Preussag ................................................................................             1,546        436,375
RWE .....................................................................................             1,250        455,443
Schering ................................................................................             3,770        251,017
Veba ....................................................................................            15,770        676,503
                                                                                                              ------------
                                                                                                                 9,457,241
                                                                                                              ------------
Italy - 0.46%
Assic Generali ..........................................................................            31,800        770,701
Eni ADR (c) .............................................................................            22,300        763,775
Fiat Spa Priv (b) .......................................................................           232,300        424,629
Instituto Mobilaire Italiano ............................................................            82,900        522,537
Italgas .................................................................................            96,500        293,790
La Rinascente ...........................................................................            32,000        193,837
La Rinascente Savings (Risp) ............................................................            25,600         72,613
Mediobanca ..............................................................................            18,850        130,638
Montedison (b) ..........................................................................           327,400        219,575
Sai Di Risp .............................................................................            51,200        212,676
Telecom Italia ..........................................................................           358,000        438,223
Telecom Italia Mobile (b) ...............................................................           365,000        384,213
                                                                                                              ------------
                                                                                                                 4,427,207
                                                                                                              ------------
Japan - 2.87%
Amada ...................................................................................            45,000        444,983
Asahi Glass Co. .........................................................................            53,000        590,887
Bank of Tokyo ...........................................................................            26,000        456,229
Canon, Inc. .............................................................................            38,000        688,900
Canon Sales .............................................................................            13,650        363,912
Citizen Watch Co. .......................................................................            42,000        321,668
Dai Nippon Printing .....................................................................            41,000        695,589
Daiichi Pharmaceutical Co. Ltd. .........................................................            14,000        199,515
Daikin Kogyo Co. ........................................................................            44,000        430,829
Daiwa House Industries ..................................................................            22,000        362,579
Fanuc Co. ...............................................................................            11,300        489,685

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
Non-U.S. Equities - (continued)
Japan - (continued)
Fujitsu .................................................................................            29,000 $      323,316
Hitachi Ltd. ............................................................................            82,000        826,757
Honda Motor Co. .........................................................................            26,000        536,888
Inax ....................................................................................            43,000        408,531
Isetan ..................................................................................            15,000        247,213
Ito Yokado Co. ..........................................................................            22,000      1,356,471
Keio Teito Electric Railway .............................................................            50,000        291,323
Kinki Nippon Railway ....................................................................            49,000        370,528
Kirin Brewery Co. Ltd. ..................................................................            26,000        307,513
Kuraray Co. Ltd. ........................................................................            24,000        262,918
Maeda Road Construction .................................................................            10,000        185,167
Marui Co. ...............................................................................            14,000        291,808
Matsushita Electric Industrial ..........................................................            70,000      1,140,087
Mitsubishi Bank .........................................................................            18,000        424,043
Mitsubishi Paper ........................................................................            55,000        331,120
NGK Insulators ..........................................................................            72,000        718,953
Nichii Co. ..............................................................................            34,000        451,575
Nintendo ................................................................................             4,200        319,632
Nippon Denso Co. ........................................................................            30,000        561,318
Nippon Meat Packers .....................................................................            28,000        407,174
Nippon Steel Corp. ......................................................................            35,000        120,116
Orix Corp. ..............................................................................             5,000        206,011
Osaka Gas Corp. .........................................................................           181,000        626,437
Pioneer Electronics .....................................................................            20,000        366,457
Sankyo Co. Ltd. .........................................................................            32,000        719,729
Secom Co. ...............................................................................            10,000        696,074
Seino Transportation ....................................................................            15,000        251,575
Sekisui House ...........................................................................            85,000      1,087,736
Shinmaywa Industries Ltd. ...............................................................            28,000        231,275
Sony Corp. ..............................................................................            11,600        696,112
Sumitomo Bank ...........................................................................            47,000        997,867
Sumitomo Electric Industries ............................................................            36,000        432,768
Takeda Chemical Industries ..............................................................            49,000        807,562
TDK Corp. ...............................................................................            13,000        664,178
Tokio Marine & Fire .....................................................................            40,000        523,509
Tokyo Electric Power ....................................................................            19,392        518,875
Tokyo Steel Mfg. ........................................................................            32,000        589,433
Tonen Corp. .............................................................................            23,000        336,694
Toray Industries, Inc. ..................................................................           175,000      1,153,660
Toshiba Corp. ...........................................................................           138,000      1,082,327
Toyo Suisan Kaisha ......................................................................            29,000        359,864
Toyota Motor Corp. ......................................................................            14,000        297,237
Yamazaki Baking Co. Ltd. ................................................................            15,000        279,205
                                                                                                              ------------
                                                                                                                27,851,812
                                                                                                              ------------
Malaysia - 0.15%
Genting .................................................................................             9,000         75,148
Hume Industries .........................................................................            22,000        105,711
Kuala Lumpur Kepong .....................................................................            45,000        142,674
Land & General Holdings .................................................................            49,000        106,144
Malayan Bank ............................................................................            23,000        193,856
Nestle Malaysia .........................................................................            14,000        102,560
Sime Darby ..............................................................................            71,000        188,755
Telekom Malaysia ........................................................................            35,000        272,942
Tenaga Nasional .........................................................................            57,000        224,498
                                                                                                              ------------
                                                                                                                 1,412,288
                                                                                                              ------------
Netherlands - 1.07%
ABN-AMRO Holdings .......................................................................            28,224      1,287,071
D.S.M. ..................................................................................             4,025        331,441
Internationale Nederlanden Groep NV .....................................................            24,624      1,646,720
KPN NV ..................................................................................            16,471        599,039
Philips Electronics .....................................................................             9,635        348,615
Royal Dutch Petroleum ...................................................................            18,300      2,559,489
Royal Dutch Petroleum N.Y. Shares (c) ...................................................            11,200      1,580,600
Unilever NV .............................................................................            10,715      1,507,319

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
Non-U.S. Equities - (continued)
Netherlands - (continued)
VNU-Ver Ned Uitgevers ...................................................................             3,250   $    446,647
                                                                                                              ------------
                                                                                                                10,306,941
                                                                                                              ------------
New Zealand - 0.33%
Brierly Investment ......................................................................           837,600        662,589
Carter Holt Harvey ......................................................................           350,900        757,041
Fletcher Challenge Ltd. .................................................................           324,300        748,417
Fletcher Challenge Forest Division ......................................................            39,629         56,480
Telecom Corp. of New Zealand Ltd. .......................................................           136,000        586,820
Telecom Corp. of New Zealand Ltd. ADS (c) ...............................................             5,320        369,075
                                                                                                              ------------
                                                                                                                 3,180,422
                                                                                                              ------------
Spain - 0.46%
Banco Bilbao-Vizcaya ....................................................................             9,295        334,799
Banco Intercontinental ..................................................................             3,480        338,466
Banco Popular ...........................................................................             1,870        344,795
Banco Santander .........................................................................             9,290        466,323
Empresa NAC Electric ....................................................................             6,900        390,715
Iberdrola S.A. ..........................................................................            91,490        837,048
Repsol S.A. .............................................................................            10,250        335,826
Repsol S.A. ADR (c) .....................................................................             4,680        153,855
Sevillana de Electric ...................................................................            35,500        275,634
Telefonica de Espana ....................................................................            61,760        855,205
Viscofan ................................................................................            13,340        158,333
                                                                                                              ------------
                                                                                                                 4,490,999
                                                                                                              ------------
Switzerland - 0.40%
Ciba-Geigy (Reg.) .......................................................................               503        443,721
CS Holdings .............................................................................             3,966        407,596
Nestle (Reg.) SA ........................................................................               984      1,091,243
Roche Holdings Gen. .....................................................................               101        800,995
Schweitz Bankgesellschaft ...............................................................               409        444,333
Societe Generale Surveillance (Br) ......................................................               155        308,491
Zurich Insurance ........................................................................             1,158        347,219
                                                                                                              ------------
                                                                                                                 3,843,598
                                                                                                              ------------
United Kingdom - 2.97%
Asda Group ..............................................................................           173,000        296,794
Bass ....................................................................................            79,200        884,099
B.A.T. Industries PLC ...................................................................            80,400        708,384
BET PLC .................................................................................           143,100        282,156
Booker PLC ..............................................................................            28,300        157,295
British Gas .............................................................................           330,200      1,302,139
British Petroleum .......................................................................           184,820      1,546,623
British Telecommunications ..............................................................           314,050      1,726,032
Charter Group ...........................................................................            53,739        720,024
Coats Viyella ...........................................................................           157,500        427,923
FKI .....................................................................................           157,687        403,949
General Electric PLC ....................................................................           404,500      2,229,429
Glaxo Holdings ..........................................................................            64,700        919,120
Grand Metropolitan ......................................................................           218,600      1,574,762
Guinness ................................................................................           120,700        888,244
Hanson ..................................................................................           197,300        589,664
Hillsdown Holdings ......................................................................           145,600        382,028
House of Fraser .........................................................................           326,900        908,479
Legal and General .......................................................................            45,100        469,135
Lloyds Abbey Life .......................................................................            67,500        471,588
Lloyds TSB Group ........................................................................           412,900      2,121,874
Lucas Industries ........................................................................            92,200        259,093
Marks & Spencer .........................................................................            99,200        693,060
Mirror Group ............................................................................           167,300        457,146
National Power ..........................................................................            75,100        524,103
National Westminster Bank ...............................................................            93,000        937,075
Ocean Group .............................................................................            65,200        392,759
P & O ...................................................................................            71,500        528,396
Reckitt & Colman ........................................................................            52,500        581,160
Redland .................................................................................            40,500        244,597

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                  Shares         Value
                                                                                               ------------   ------------
Non-U.S. Equities - (continued)
United Kingdom - (continued)
RJB Mining PLC ..........................................................................            39,000 $      331,812
Rolls Royce .............................................................................           234,300        687,513
Rolls Royce ADR (c) .....................................................................               585          8,583
Royal Insurance .........................................................................            69,200        410,408
Sears PLC ...............................................................................           278,600        449,843
Sedgwick Group ..........................................................................            75,600        142,021
SmithKline Beecham Units ................................................................            95,200      1,037,578
Tesco ...................................................................................           181,700        837,834
Thames Water ............................................................................            62,900        548,825
Unilever Ord 5P .........................................................................            19,700        404,644
W.H. Smith Group ........................................................................            54,500        358,764
                                                                                                              ------------
                                                                                                                28,844,955
                                                                                                              ------------
Total Non-U.S. Equities .................................................................                      125,135,440
                                                                                                              ------------
Total Equities
   (Cost $354,519,530) ..................................................................                      405,506,673
                                                                                                              ------------
                                                                                                  Face
Bonds - 50.42%                                                                                   Amount
U.S. Bonds - 27.17%                                                                            ------------
U.S. Corporate Bonds - 10.09%
Bell South Corp., 0.000%, due 12/15/15 .................................................. $         680,000        180,050
Citicorp Mortgage Securities, 5.750%, due 06/25/09 ......................................         3,861,045      3,469,535
Countrywide Funding FRN, 6.430%, due 12/01/03 ...........................................         3,000,000      2,860,950
Dayton Hudson Credit Card Trust 95-1A, 6.100%, due 02/25/02 .............................         3,500,000      3,556,175
Ford Motor Credit MTN, 5.370%, due 09/08/98 .............................................         5,000,000      4,958,950
GMAC MTN, 7.450%, due 06/05/97 ..........................................................         5,250,000      5,381,880
Green Tree Financial
    94-2, 8.300%, due 05/15/19 ..........................................................         1,640,000      1,813,742
    94-6, 8.250%, due 11/15/19 ..........................................................           100,000        110,783
IBM Corp., 7.000%, due 10/30/25 .........................................................         5,710,000      5,876,589
Korea Development Bank, 6.500%, due 11/15/02 ............................................           535,000        543,193
Lehman Brothers Holdings, Inc., 6.650%, due 07/14/98 ....................................         6,750,000      6,845,445
MBNA Master Trust 94-1A FRN, 6.275%, due 03/15/01 .......................................           500,000        499,975
Nationwide CSN Trust, 9.875%, due 02/15/25 ..............................................         5,000,000      5,840,315
News America Corp., 7.750%, due 01/20/24 ................................................         5,750,000      5,964,607
Petroliam Nasional, 7.125%, due 08/15/05 ................................................         3,650,000      3,850,750
Republic Bank of New York Corp. FRN, 7.087%, due 12/29/02 ...............................         5,000,000      4,850,000
RJR Nabisco, Inc., 8.750%, due 04/15/04 .................................................         5,750,000      5,901,582
Salomon, Inc., 7.020%, due 09/25/98 .....................................................         6,000,000      6,105,120
Signet Credit Card 1993-4A FRN, 3.813%, due 05/15/02 ....................................           500,000        501,355
Smurfit Capital Funding, 7.500%, due 11/20/25 ...........................................         5,000,000      5,201,470
Standard Credit Card Trust
    94-1A, 4.650%, due 02/07/97 .........................................................         6,265,000      6,212,875
    90-6A, 9.375%, due 07/10/97 .........................................................           600,000        631,662
    93-1A, 8.875%, due 09/07/99 .........................................................         6,750,000      7,241,535
USX Corp.
    7.200%, due 02/15/04 ................................................................         1,960,000      2,017,095
    8.500%, due 03/01/23 ................................................................         1,530,000      1,679,349
WR Grace & Co., 8.000%, due 08/15/04 ....................................................         5,000,000      5,518,935
                                                                                                              ------------
                                                                                                                97,613,917
                                                                                                              ------------
International Dollar Bonds - 2.56%
Abbey National, 5.000%, due 01/31/97 ....................................................           700,000        696,938
African Development Bank, 7.375%, due 04/06/23 ..........................................           600,000        645,750
Bangkok Bank Public Co. Ltd., 7.250%, due 09/15/05 ......................................         5,000,000      5,178,750
Hanson PLC Notes, 6.750%, due 09/15/05 ..................................................         2,460,000      2,546,334
Hong Kong Shanghai Perpetual FRN, 6.375%, due 07/30/49 ..................................           500,000        387,925
Hong Kong & Shanghai Bank, 6.250%, due 08/23/49 .........................................         5,000,000      3,956,250
International Bank for Reconstruction & Development, 9.250%, due 11/17/98 ...............           700,000        769,562
Kingdom of Sweden, 12.750%, due 10/15/97  ...............................................           700,000        782,798
Province of Ontario, 8.500%, due 08/30/96 ...............................................           600,000        611,250
Province of Quebec, 9.000%, due 05/08/01 ................................................           600,000        673,126
Republic of Austria, 8.625%, due  01/14/00 ..............................................           600,000        661,125
Republic of Ireland, 9.500%, due  04/03/00 ..............................................           700,000        792,750

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                   Face
                                                                                                  Amount         Value
                                                                                               ------------   ------------
U.S. Bonds - (continued)
International Dollar Bonds - (continued)
Republic of Italy
    0.000%, due  03/01/99 ............................................................... $         600,000 $      498,375
    6.875%, due  09/27/23 ...............................................................         4,750,000      4,604,531
State Bank of New South Wales, 10.375%, due  04/26/99 ...................................           700,000        794,063
Statoil Norway, 9.250%, due 01/15/96 ....................................................           600,000        600,750
Swedish Export Credit, 9.875%, due 03/15/38 .............................................           525,000        582,947
                                                                                                              ------------
                                                                                                                24,783,224
                                                                                                              ------------
U.S. Government Agencies -  8.48%
Federal Home Loan Mortgage Corp.
    7.000%, due 03/15/07 ................................................................         1,845,000      1,900,608
    10.000%, due 07/15/20 ...............................................................         3,000,000      3,270,120
    7.000%, due 10/15/21 ................................................................         1,675,000      1,673,430
    6.750%, due 06/15/23 ................................................................        10,000,000     10,248,500
    7.000%, due 12/15/23 ................................................................         2,258,437      2,021,301
Federal National Mortgage Association
    7.400%, due 07/01/04 ................................................................         2,100,000      2,315,517
    8.500%, due 06/25/06 ................................................................         5,895,000      6,097,434
    7.500%, due 09/01/09 ................................................................         1,865,000      1,917,453
    7.000%, due 12/01/09 ................................................................        10,435,000     10,624,134
    7.000%, due 06/17/17 ................................................................         2,015,000      2,080,467
    7.000%, due 05/25/20 ................................................................         2,950,000      2,995,076
    6.500%, due 09/01/24 ................................................................         8,160,000      8,063,100
Government National Mortgage Association
    8.000%, due 11/15/22 ................................................................         5,872,904      6,127,906
    8.000%, due 12/15/22 ................................................................         2,722,153      2,840,348
    7.500%, due 12/15/22 ................................................................         7,679,551      7,905,944
    8.000%, due 09/15/24 ................................................................         2,810,000      2,925,913
    5.500%, due 10/20/25 ................................................................         4,893,004      4,894,472
Tennessee Valley Authority, 6.875%, due 12/15/43 ........................................         4,215,000      4,179,417
                                                                                                              ------------
                                                                                                                82,081,140
                                                                                                              ------------
U.S. Government Obligations - 6.04%
U.S. Treasury Coupon Strips, 0.000%, due 11/15/19 .......................................           545,000        123,715
U.S. Treasury Notes and Bonds
    6.625%, due 03/31/97 ................................................................        14,605,000     14,856,016
    5.500%, due 11/15/98 ................................................................         8,425,000      8,485,550
    6.250%, due 08/31/00 ................................................................        12,150,000     12,575,250
    7.250%, due 05/15/04 ................................................................        15,610,000     17,366,125
    8.125%, due 05/15/21 ................................................................         3,460,000      4,379,063
U.S. Treasury Principal Strips, 0.000%, due 05/15/20 ....................................         2,850,000        631,617
                                                                                                              ------------
                                                                                                                58,417,336
                                                                                                              ------------
Total U.S. Bonds ........................................................................                      262,895,617
                                                                                                              ------------
Non-U.S. Bonds - 23.25%
Belgium - 1.15%
Kingdom of Belgium
    9.000%, due 07/30/98 ................................................................BEF     77,000,000      2,897,027
    8.750%, due 06/25/02 ................................................................        88,000,000      3,410,456
    8.500%, due 10/01/07 ................................................................       118,000,000      4,480,094
    7.500%, due 07/29/08 ................................................................        11,000,000        383,848
                                                                                                              ------------
                                                                                                                11,171,425
                                                                                                              ------------
Canada - 2.34%
Government of Canada
    7.500%, due 09/01/00 ................................................................CAD      5,550,000      4,222,118
    7.250%, due 06/01/03 ................................................................         6,000,000      4,478,047
    4.250%, due 12/01/21 (d) ............................................................        15,600,000     11,808,541
    9.000%, due 06/01/25 ................................................................         2,500,000      2,135,650
                                                                                                              ------------
                                                                                                                22,644,356
                                                                                                              ------------

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                   Face
                                                                                                  Amount         Value
                                                                                               ------------   ------------
Non-U.S. Bonds - (continued)
Denmark - 2.34%
Kingdom of Denmark
    9.000%, due 11/15/98 ................................................................DKR     23,400,000 $    4,599,271
    9.000%, due 11/15/00 ................................................................        20,000,000      4,014,724
    8.000%, due 05/15/03 ................................................................        31,500,000      6,042,412
    7.000%, due 12/15/04 ................................................................        44,500,000      7,997,330
                                                                                                              ------------
                                                                                                                22,653,737
                                                                                                              ------------
France - 3.85%
Government of France (OAT)
    9.500%, due 06/25/98 ................................................................FRF     24,800,000      5,548,636
    8.500%, due 03/28/00 ................................................................         4,000,000        899,767
    7.750%, due 04/12/00 ................................................................         9,500,000      2,082,362
    8.500%, due 04/25/03 ................................................................        16,000,000      3,657,629
    8.250%, due 02/27/04 ................................................................        13,800,000      3,129,874
    6.750%, due 10/25/04 ................................................................        24,000,000      4,956,447
    7.500%, due 04/25/05 ................................................................        32,600,000      7,063,800
    8.500%, due 12/26/12 ................................................................        42,400,000      9,906,858
                                                                                                              ------------
                                                                                                                37,245,373
                                                                                                              ------------
Germany - 5.67%
Bundesrepublik Deutscheland
    6.750%, due 09/15/99 ................................................................DEM      5,000,000      3,757,074
    8.500%, due 08/21/00 ................................................................        19,400,000     15,481,506
    8.375%, due 05/21/01 ................................................................        14,800,000     11,836,484
    6.750%, due 04/22/03 ................................................................        18,300,000     13,525,865
Treuhandanstalt
    6.875%, due 06/11/03 ................................................................        10,200,000      7,576,776
    6.250%, due 03/04/04 ................................................................         3,700,000      2,635,471
                                                                                                              ------------
                                                                                                                54,813,176
                                                                                                              ------------
Italy - 1.29%
Republic of Italy (BTP)
    9.000%, due 10/01/96 ................................................................ITL  5,000,000,000      3,129,235
    8.500%, due 01/01/99 ................................................................     6,400,000,000      3,884,802
    8.500%, due 08/01/99 ................................................................     2,600,000,000      1,555,421
    9.000%, due 10/01/03 ................................................................     2,200,000,000      1,275,772
    8.500%, due 01/01/04 ................................................................     4,630,000,000      2,605,541
                                                                                                              ------------
                                                                                                                12,450,771
                                                                                                              ------------
Japan - 0.40%
International Bank of Reconstruction & Development
    6.750%, due 03/15/00 ................................................................JPY    165,000,000      1,917,535
    4.500%, due 03/20/03 ................................................................       178,000,000      1,925,170
                                                                                                              ------------
                                                                                                                 3,842,705
                                                                                                              ------------
Netherlands - 2.96%
Government of Nederlands
    9.000%, due 07/01/00 ................................................................NLG      3,040,000      2,193,238
    8.500%, due 03/15/01 ................................................................         8,210,000      5,866,847
    6.500%, due 04/15/03 ................................................................         3,600,000      2,354,710
    8.250%, due 02/15/07 ................................................................         6,690,000      4,836,999
    8.250%, due 09/15/07 ................................................................        18,510,000     13,394,635
                                                                                                              ------------
                                                                                                                28,646,429
                                                                                                              ------------
Spain - 1.23%
Government of Spain
    8.300%, due 12/15/98 ................................................................SPN    742,000,000      5,989,873
    7.400%, due 07/30/99 ................................................................       163,000,000      1,269,752
    10.300%, due 06/15/02 ...............................................................       380,000,000      3,238,322
    10.000%, due 02/28/05 ...............................................................       170,000,000      1,420,839
                                                                                                              ------------
                                                                                                                11,918,786
                                                                                                              ------------

BRINSON GLOBAL SECURITIES FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                                                   Face
                                                                                                  Amount         Value
                                                                                               ------------   ------------
Non-U.S. Bonds - (continued)
United Kingdom - 2.02%
UK Treasury
    7.000%, due 11/06/01 ................................................................GBP      2,020,000 $    3,140,079
    8.000%, due 06/10/03 ................................................................         4,905,000      7,960,344
    6.750%, due 11/26/04 ................................................................         2,410,000      3,581,466
    8.500%, due 12/07/05 ................................................................         2,900,000      4,838,680
                                                                                                              ------------
                                                                                                                19,520,569
                                                                                                              ------------
Total Non-U.S. Bonds ....................................................................                      224,907,327
                                                                                                              ------------
Total Bonds
    (Cost $469,963,893) .................................................................                      487,802,944
                                                                                                              ------------
Short-Term Investments - 7.34%
U.S. Government Obligations - 0.04%
U.S. Treasury Bill, 5.290%, due 05/16/96 ................................................           350,000        343,214
                                                                                                              ------------
Commercial Paper - 7.30%
Baxter International, Inc.
    6.050%, due 01/02/96 ................................................................         7,790,000      7,786,844
    6.200%, due 01/18/96 ................................................................         2,500,000      2,493,111
Burlington Northern Santa Fe
    6.100%, due 01/12/96 ................................................................         5,500,000      5,490,681
    6.150%, due 01/31/96 ................................................................         5,000,000      4,975,229
Columbia/HCA Healthcare Corp., 5.850%, due 01/02/96 .....................................         1,237,000      1,237,000
Crown Cork & Seal Co., Inc.
    6.040%, due 01/12/96 ................................................................         4,000,000      3,993,289
    6.050%, due 01/12/96 ................................................................         2,400,000      2,395,967
    6.150%, due 01/30/96 ................................................................         2,000,000      1,990,433
General American Transportation Corp., 6.020%, due 01/08/96 .............................         2,000,000      1,997,993
GMAC, 6.000%, due 01/02/96 ..............................................................         8,000,000      8,000,000
Loral Corp.
    6.150%, due 01/09/96 ................................................................         1,500,000      1,498,206
    6.000%, due 01/10/96 ................................................................         2,000,000      1,997,333
Nabisco Holdings Corp.
    6.150%, due 01/05/96 ................................................................         6,000,000      5,996,925
    6.000%, due 01/12/96 ................................................................         2,750,000      2,745,417
P.S. Colorado Credit Corp.
    6.200% , due 01/04/96 ...............................................................         2,000,000      1,999,311
    6.300% , due 01/04/96 ...............................................................         3,000,000      2,998,995
Philips Petroleum Co., 6.250%, due 01/02/96 .............................................         6,125,000      6,125,000
Textron, Inc., 6.000%, due 01/02/96                                                               4,000,000      3,997,466
Trinova Corp. 6.150%, due 01/05/96 ......................................................         3,000,000      2,998,463
                                                                                                              ------------
                                                                                                                70,717,663
                                                                                                              ------------
Total Short-Term Investments
    (Cost $71,060,877) ..................................................................                       71,060,877
                                                                                                              ------------
Total Investments
   (Cost $895,544,300) - 99.67%  (a) ....................................................                      964,370,494
                                                                                                              ------------
Cash and other assets, less liabilities - 0.33% .........................................                        3,183,982
                                                                                                              ------------
Net Assets - 100% .......................................................................                   $  967,554,476
                                                                                                              ============




              See accompanying notes to schedule of investments.

BRINSON GLOBAL SECURITIES FUND                         SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------

December 31, 1995

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $895,544,300; and net unrealized appreciation consisted of:

         Gross unrealized appreciation...............   $ 77,974,859
         Gross unrealized depreciation...............     (9,148,665)
                                                        -------------
               Net unrealized appreciation...........   $ 68,826,194
                                                        =============

(b) Non-income producing security.
(c) Denominated in U.S. dollars.
(d) Linked to Canadian's retail price index.  Reset semi-annually.
FRN: Floating rate note - The rate disclosed is that in effect at
     December 31, 1995.
MTN: Medium Term Note

FORWARD FOREIGN CURRENCY CONTRACTS (Note 5)
The Brinson Global Securities Fund had the following open forward foreign currency contracts as of
 December 31, 1995:

                                             Settlement      Local            Current       Unrealized
                                                Date        Currency           Value        Gain/(Loss)
                                             ----------    ------------     -----------    -------------
Forward Foreign Currency Buy Contracts:
Australian Dollar....................         05/02/96       16,000,000     $11,863,415   $  (152,747)
British Pound........................         05/02/96       17,900,000      27,605,962       211,941
Canadian Dollar......................         05/02/96       48,700,000      35,700,873      (479,061)
Dutch Guilder........................         05/02/96        2,000,000       1,256,048         3,465
French Franc.........................         05/02/96        7,000,000       1,433,744        (7,727)
Italian Lira.........................         05/02/96   18,000,000,000      11,170,611       158,406
Japanese Yen.........................         05/02/96       50,000,000         493,207        (9,002)
Swedish Krone........................         05/02/96       86,500,000      12,930,369       156,430

Forward Foreign Currency Sale Contracts:
Belgian Franc........................         05/02/96      436,000,000      14,876,926        98,687
British Pound........................         05/02/96       17,900,000      27,605,962       488,893
Danish Kroner........................         05/02/96      128,000,000      23,155,820        44,249
Dutch Guilder........................         05/02/96       61,500,000      38,623,474       244,611
French Franc.........................         05/02/96      260,000,000      53,253,357      (494,447)
German Mark..........................         05/02/96       86,000,000      60,449,296       284,757
Japanese Yen.........................         05/02/96    3,100,000,000      30,578,864       (36,540)
Swedish Krone........................         05/02/96       86,500,000      12,930,369      (204,915)
                                                                                           ----------
  Total..............................                                                      $  307,000
                                                                                           ==========

FUTURES CONTRACTS (Note 6)
Index Futures Contracts:
The Brinson Global Securities Fund had the following open index futures contracts as of December 31, 1995:

                                              Settlement           Cost/         Current       Unrealized
                                                 Date            Proceeds         Value           Gain
                                              ----------        ---------       ---------      -----------
Index Futures Buy Contracts
Topix, 215 contracts.................         March 1996       $30,803,393     $32,807,562      $2,004,169

Index Futures Sales Contracts........
Standard & Poor's 500, 30 contracts..         March 1996         9,333,025       9,276,750          56,275
                                                                                               -----------
        Total........................                                                           $2,060,444
                                                                                               ===========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 were $6,459,110 and $343,214, respectively.

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS:
   Investments, at value (Cost $895,544,300) (Note 1)........................................... $   964,370,494
   Cash..........................................................................................      6,575,002
   Foreign currency, at value (Cost $5,902,379)..................................................      5,917,496
   Receivables:
      Investment securities sold.................................................................      1,434,199
      Dividends..................................................................................        758,852
      Interest...................................................................................     10,775,383
      Fund shares sold...........................................................................     12,289,432
      Net unrealized gain on foreign forward currency contracts..................................        307,000
      Variation margin (Note 6)..................................................................      1,993,669
    Due from Advisor (Note 2)....................................................................        537,150
    Other assets.................................................................................        887,178
                                                                                                  --------------
             TOTAL ASSETS........................................................................  1,005,845,855
                                                                                                  --------------

LIABILITIES:
   Payables:
      Investment securities purchased............................................................     28,951,274
      Securities loaned.........................................................................       8,986,285
      Accrued expenses...........................................................................        353,820
                                                                                                  --------------
             TOTAL LIABILITIES...................................................................     38,291,379
                                                                                                  --------------

NET ASSETS:
   Applicable to 82,569,418 shares; no par value, unlimited shares authorized................... $   967,554,476
                                                                                                  ==============
   Net asset value, offering price and redemption
      price per share ($967,554,476/82,569,418 shares)....................................... $       11.7181
                                                                                                  ==============

NET ASSETS CONSIST OF:
   Paid in capital.............................................................................. $   821,932,565
   Accumulated net investment income............................................................      31,117,994
   Accumulated net realized gain................................................................      43,308,937
   Net unrealized appreciation..................................................................      71,194,980
                                                                                                  --------------
             NET ASSETS......................................................................... $   967,554,476
                                                                                                  ==============

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995


INVESTMENT INCOME:
   Interest (includes security lending income of $48,199)........................................ $   25,672,511
   Dividends (net of $209,172 for foreign taxes withheld)........................................      5,754,396
                                                                                                   -------------
             TOTAL INCOME........................................................................     31,426,907
                                                                                                   -------------

EXPENSES:
   Custodian.....................................................................................        330,000
   Accounting....................................................................................        193,134
   Professional..................................................................................        181,609
   Administration................................................................................         98,823
   Other.........................................................................................         42,497
                                                                                                   -------------
             TOTAL EXPENSES......................................................................        846,063
             Expenses reimbursed by Advisor (Note 2).............................................       (537,150)
                                                                                                   -------------
             NET EXPENSES........................................................................        308,913
                                                                                                   -------------
             NET INVESTMENT INCOME...............................................................     31,117,994
                                                                                                   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
       Investments...............................................................................     29,617,888
       Futures contracts.........................................................................        886,314
       Foreign currency transactions.............................................................     12,804,735
                                                                                                   -------------
           Net realized gain.....................................................................     43,308,937
                                                                                                   -------------
   Change in net unrealized appreciation or depreciation on:
       Investments and foreign currency..........................................................     68,841,311
       Forward contracts.........................................................................        307,000
       Futures contracts.........................................................................      2,060,444
       Translation of other assets and liabilities denominated in foreign currency...............        (13,775)
                                                                                                   -------------
           Change in net unrealized appreciation or depreciation.................................     71,194,980
                                                                                                   -------------
   Net realized and unrealized gain..............................................................    114,503,917
                                                                                                   -------------
   Net increase in net assets resulting from operations.......................................... $  145,621,911
                                                                                                   =============

* Commencement of operations

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995

OPERATIONS:
   Net investment income........................................................................ $    31,117,994
   Net realized gain............................................................................      43,308,937
   Change in net unrealized appreciation or depreciation........................................      71,194,980
                                                                                                  --------------
   Net increase in net assets resulting from operations.........................................     145,621,911
                                                                                                  --------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold..................................................................................   1,065,237,178
   Shares redeemed..............................................................................    (243,304,623)
                                                                                                  --------------
   Net increase in net assets resulting from capital share transactions (a).....................     821,932,555
                                                                                                  --------------
            TOTAL INCREASE IN NET ASSETS........................................................     967,554,466

NET ASSETS:
   Beginning of period..........................................................................              10
                                                                                                  --------------
   End of period (including accumulated net investment income of $31,117,994)................... $   967,554,476
                                                                                                  ==============

(a) A summary of capital share transactions follows:

                                                                                                      Shares
                                                                                                  --------------
   Shares sold..................................................................................     105,297,553
   Shares redeemed..............................................................................     (22,728,136)
                                                                                                  --------------
       Net increase in shares outstanding.......................................................      82,569,417
                                                                                                  ==============

* Commencement of operations

                See accompanying notes to financial statements.

BRINSON GLOBAL SECURITIES FUND                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                               Period Ended
                                                                             December 31, 1995*
                                                                             -----------------
Net asset value, beginning of period.....................................    $        10.0000
                                                                             -----------------
   Income from investment operations:
   Net investment income.................................................              0.3769
   Net realized and unrealized gain......................................              1.3412
                                                                             -----------------
        Total income from investment operations..........................              1.7181
                                                                             -----------------
Net asset value, end of period...........................................    $        11.7181
                                                                             =================

Total return.............................................................              17.18%
Ratios/Supplemental data
   Net assets, end of period (in 000s)...................................    $        967,554
   Ratio of expenses to average net assets:
        Before expense reimbursement.....................................                .14%   **
        After expense reimbursement......................................               0.05%   **
   Ratio of net investment income to average net assets:
        Before expense reimbursement.....................................               4.95%   **
        After expense reimbursement......................................               5.04%   **
   Portfolio turnover rate...............................................                158%

*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized



                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

     The Brinson Post-Venture Fund has achieved a 19.94% unannualized return since its performance inception on April 30, 1995 versus a 19.96% return for the Wilshire Small Stock Index, a market capitalization weighted index of roughly 2,400 minicap companies.

     The Fund's performance benefited from stock selection in the finance, technology, consumer durables and energy sectors. Specific stocks which enhanced performance included Computer Products, a manufacturer of power conversion equipment for the computer and telecommunications industries; Amre, Inc., an installer of siding and related home improvement products; American Travellers, an underwriter of long-term care insurance policies, Kent electronics, a national specialty electronics distributor and custom contract manufacturer; and CKE Restaurants, a western regional restaurant company that operates about 660 Carl's Jr. fast-service units. The Fund also benefited from its overweight in the technology sector.

     The strategy of the Fund is to invest in companies with strong management teams, significant competitive strengths in growing markets, and strong financial positions. This entails identifying target companies that exhibit, among other attributes, innovative management; low ratios of market capitalization to sales; and previous venture capital backing. Each company selected for inclusion in the Fund is scrutinized through onsite visits, discussions with investment banking firms and venture capitalists and intensive valuation techniques. Consistent with its focus to add value through detailed screening of the operating potential of smaller companies, the Fund emphasizes stock selection and does not make use of market hedging strategies.

     Entering 1996, we are particularly encouraged by the relative total return potential of our larger Fund holdings. These holdings include Applied Power, a manufacturer of hydraulic high force tools; Nichols Research, an information technology company serving the commercial, healthcare, and defense markets; and National Computer Systems, a leading provider of optical mark scanners to the education and business markets.

BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------
Total Return
                                                                     4/30/95*
                                                                  to 12/31/95
--------------------------------------------------------------------------------
Brinson Post-Venture Fund                                              19.94% **
--------------------------------------------------------------------------------
Wilshire Small Stock Index                                             19.96% **
--------------------------------------------------------------------------------
*   Performance inception date of the Brinson Post-Venture Fund.
**  Total returns have not been annualized.


Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Post-Venture Fund
vs. Wilshire Small Stock Index

                             [GRAPH APPEARS HERE]

                        Brinson Post-Venture      Wilshire Small
                                Fund                Stock Index
           04/30/95                  100,000.00         100,000.00
           05/31/95                  100,802.00         102,030.00
           06/30/95                  105,306.00         107,957.94
           07/31/95                  109,310.00         114,392.24
           08/31/95                  113,508.00         117,835.44
           09/30/95                  113,864.00         120,474.96
           10/31/95                  112,673.00         114,390.97
           11/30/95                  117,557.00         117,307.94
           12/31/95                  119,936.00         119,959.10

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS
As of December 31, 1995


                                          Percent of
                                          Net Assets
------------------------------------------------------
 1.  Applied Power, Inc. Class A                 2.87%
 2.  American Travelers Corp.                    2.75
 3.  Kent Electronics Corp.                      2.08
 4.  Kellwood Co.                                2.03
 5.  First America Corp. Tenn.                   1.92
 6.  Silicon Valley Bancshares                   1.89
 7.  CWM Mortgage Holdings, Inc.                 1.73
 8.  Nichols Research Corp.                      1.72
 9.  AMRE, Inc.                                  1.70
10.  Coachman Industries, Inc.                   1.69



Industry Diversification

As a Percentage of Net Assets
As of December 31, 1995


U.S. EQUITIES
        Capital Investment
             Capital Goods ................      4.07%
             Technology ...................     15.94
                                               ------
                                                20.01
        Consumer
             Durables .....................      6.91
             Non-Durables .................     17.09
                                               ------
                                                24.00

        Energy ............................      3.81

        Finance ...........................     18.95

        Materials & Service ...............     15.59

        Transportation ....................      2.57

        Utilities .........................      3.63
                                               ------
                  Total U.S. Equities .....     88.56
                                               ------

SHORT-TERM INVESTMENTS ....................     11.02
                  TOTAL INVESTMENTS .......     99.58
CASH AND OTHER ASSETS,
        LESS LIABILITIES ..................      0.42
                                               ------
                  NET ASSETS ..............    100.00%
                                               ======

BRINSON POST-VENTURE FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                    Shares        Value
                                                                  ----------   -----------
U.S. Equities -  88.56%
AFC Cable Systems, Inc. (b) ....................................     57,250     $  787,188
Allied Capital Corp. II ........................................     33,700        577,112
Allied Holdings, Inc. (b) ......................................    128,800      1,110,900
Allied Life Financial Corp. ....................................     98,925      1,793,016
Alpha Microsystems (b) .........................................    185,100        173,531
Alpha Microsystems Warrants ....................................    104,900         16,385
Alpharma, Inc, Class A .........................................     68,300      1,784,338
American Business Products, Inc. ...............................    148,670      4,237,095
American Classic Voyages Company ...............................     88,000        957,000
American Software, Inc.  Class A (b) ...........................    316,800      2,059,200
American Travelers Corp. (b) ...................................    250,900      7,056,562
AMRE, Inc. .....................................................    298,494      4,365,475
Applied Power, Inc. Class A ....................................    245,700      7,371,000
Atmos Energy Corp. .............................................    144,950      3,333,850
Barefoot, Inc. .................................................     36,000        378,000
BEI Electronics, Inc. ..........................................    176,300      1,300,213
Best Products Corp., Inc. (b) ..................................    213,000      1,011,750
Biocraft Laboratories, Inc. ....................................    153,800      2,037,850
Bon Ton Stores, Inc. (b) .......................................    238,719      1,193,595
Brewer (C.) Homes, Inc. Class A ................................    126,095        504,380
Carmike Cinemas, Inc. Class A (b) ..............................    162,000      3,645,000
Centerpoint Properties Corp. ...................................    148,900      3,443,312
Chandler Insurance Co. Ltd. (b) ................................    193,900      1,211,875
Chico's FAS, Inc. (b) ..........................................    106,200        464,625
Cinergi Pictures Entertainment, Inc. (b) .......................    134,200        343,888
CKE Restaurants, Inc. ..........................................    123,200      1,971,200
Claire's Stores, Inc. ..........................................    164,978      2,907,737
Clean Harbors, Inc. (b) ........................................    264,100        660,250
Coachman Industries, Inc. ......................................    199,700      4,343,475
Coda Energy, Inc. (b) ..........................................    296,900      2,208,194
Communications Central, Inc. ...................................    128,500        578,250
Computer Products, Inc. (b) ....................................    136,600      1,570,900
Computer Task Group, Inc. ......................................    181,700      3,588,575
Connecticut Energy Corp. .......................................    156,100      3,473,225
Coventry Corp. .................................................     47,195        973,397
CPI Corp. ......................................................     48,100        769,600
Crown Crafts Inc. ..............................................     58,300        670,450
CWM Mortgage Holdings, Inc. ....................................    262,000      4,454,000
Davco Restaurants, Inc. (b) ....................................     55,800        481,275
DH Technology, Inc. ............................................    167,575      4,105,587
Digicon, Inc. ..................................................    134,200      1,073,600
Dorsey Trailers, Inc. (b) ......................................     58,700        308,175
Dress Barn, Inc. (b) ...........................................    240,550      2,375,431
Drug Emporium, Inc. (b) ........................................    140,200        578,325
Duplex Products, Inc. (b) ......................................    194,900      1,583,562
El Chico Restaurants, Inc. (b) .................................     49,800        473,100
Electromagnetic Sciences, Inc. (b) .............................    141,000      1,551,000
Eskimo Pie Corp. ...............................................     98,100      1,790,325
Evans & Sutherland Computer Corp. (b) ..........................    135,200      3,008,200
Financial Security Assurance Holdings ..........................    168,773      4,198,228
First America Corp. Tenn .......................................    103,900      4,922,263
Fred's, Inc. ...................................................     79,300        594,750
General Physics Corp. ..........................................    181,900        591,175
Granite Broadcasting Corp. (b) .................................     62,000      2,007,713
Greiner Engineering, Inc. ......................................    130,400      1,760,400
Hadco Corp. (b) ................................................     32,000        900,000
Haggar Corp. ...................................................     56,500      1,017,000
Hartmarx Corp. (b) .............................................    285,100      1,247,313
Helen of Troy Ltd. (b) .........................................    134,700      2,828,700
Huffy Corp. ....................................................    187,850      1,901,981
Hycor Biomedical, Inc. (b) .....................................    181,400        793,625
Information Resources, Inc. (b) ................................    116,100      1,436,738
Integrated Circuit Systems, Inc. (b) ...........................     75,900        939,262
Intelligent Electronics, Inc. ..................................     71,714        430,284
Intertan, Inc. (b) .............................................    217,200      1,574,700
Kellwood Co. ...................................................    256,375      5,223,641

BRINSON POST-VENTURE FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                    Shares      Value
                                                                  ----------  -----------
U.S. Equities (continued)
Kent Electronics Corp. .........................................     91,300   $  5,329,638
KLLM Transport Services, Inc. (b) ..............................    123,765      1,299,533
Landstar System, Inc. (b) ......................................     65,800      1,760,150
Logicon, Inc. ..................................................     46,600      1,281,500
Longhorn Steaks, Inc. (b) ......................................     93,361      1,657,158
LTC Properties, Inc. ...........................................    220,100      3,301,500
M/A/R/C, Inc. ..................................................    106,280      1,554,345
M.S. Carriers, Inc. (b) ........................................    113,800      2,276,000
MacNeal Schwendler Corp. .......................................    241,020      3,856,320
MDT Corp. (b) ..................................................     79,200        386,100
Medalist Industries, Inc. (b) ..................................    106,100        636,600
Methode Electronics, Inc. Class A ..............................    173,080      2,466,390
Michael Anthony Jewelers, Inc. (b) .............................    246,335        646,629
National Computer Systems, Inc. ................................    108,320      2,044,540
National Insurance Group .......................................    142,650        802,406
Newport Corp. ..................................................    185,780      1,509,462
Nichols Research Corp. (b) .....................................    171,603      4,418,777
North American Vaccine, Inc. ...................................     71,600      1,011,350
North Fork Bancorporation, Inc. ................................    151,700      3,830,425
Norton McNaughton, Inc. (b) ....................................     74,100        824,362
Pennsylvania Enterprises, Inc. .................................     55,700      2,109,638
Piccadilly Cafeterias, Inc. ....................................    158,700      1,507,650
Pool Energy Services Co. (b) ...................................    352,100      3,344,950
Pride Petroleum Services, Inc. (b) .............................    291,700      3,099,312
Prime Residential, Inc. ........................................    106,400      1,968,400
ProCyte Corp. (b) ..............................................    218,000        613,125
Q Logic Corporation (b) ........................................    104,100        793,763
Quantum Corp. (b) ..............................................     48,400        780,450
Quidel Corp. (b) ...............................................     55,872        398,088
Quixote Corp. ..................................................    173,200      1,342,300
Ramsay Health Care, Inc. (b) ...................................    226,300        735,475
Regal Beloit Corp. .............................................    104,920      2,282,010
Regency Health Services, Inc. (b) ..............................    133,600      1,352,700
RFS Hotel Investors, Inc. ......................................    188,800      2,902,800
Rhodes, Inc. (b) ...............................................    211,800      2,065,050
Safeguard Health Enterprises, Inc. (b) .........................    136,200      1,532,250
Sanfilippo (John B.) & Son, Inc. (b) ...........................    214,000      1,979,500
Scotsman Industries, Inc. ......................................    150,600      2,654,325
Shelby Williams Industries, Inc. ...............................    152,400      1,790,700
Sholodge, Inc. (b) .............................................     20,300        192,850
Shorewood Packaging Corp. (b) ..................................    147,900      2,107,575
Sierra Health Services, Inc. (b) ...............................     12,900        409,575
Silicon Valley Bancshares (b) ..................................    202,390      4,857,360
Sizzler International, Inc. ....................................    243,890      1,036,532
Standard Microsystems Corp. (b) ................................     55,800        920,700
Stanley Furniture Co, Inc. (b) .................................    140,860      1,126,880
Sterling Software, Inc. (b) ....................................     33,360      2,080,830
Stevens International, Inc. Series A (b) .......................    119,700        523,688
Storage USA, Inc. ..............................................     92,700      3,024,338
Sun Healthcare Group, Inc. (b) .................................    109,880      1,483,380
Team, Inc. (b) .................................................    142,680        285,360
Teltrend, Inc. (b) .............................................     22,700      1,061,225
Thomas Group, Inc. (b) .........................................      4,300         58,050
Triad Systems Corp. (b) ........................................    200,145      1,225,888
Tripos, Inc. (b) ...............................................     44,633        379,380
Tuesday Morning Corp. (b) ......................................    158,020        869,110
Versa Technologies, Inc. .......................................    171,100      2,609,275
                                                                              ------------
Total U.S. Equities (Cost $201,664,950).........................               227,420,413
                                                                              ------------

BRINSON POST-VENTURE FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

                                                                     Face
                                                                    Amount      Value
                                                                  ----------  -----------
Short-Term Investments - 11.02%
U.S. Government Obligations - 0.38%
U.S. Treasury Bill, 0.000%, due 05/30/96 .....................  $ 1,000,000   $    979,512
                                                                              ------------
Commercial Paper - 10.64%
Baxter International, Inc., 6.050%, due 01/02/96 .............    7,689,000      7,689,000
Burlington Northern Santa Fe, 6.150%, due 01/31/96 ...........    2,000,000      1,990,092
Crown Cork & Seal Co., Inc.
    6.040%, due 01/12/96 .....................................    1,000,000        998,322
    6.050%, due 01/12/96 .....................................    2,000,000      1,996,639
GMAC, 6.000%, due 01/02/96 ...................................    7,000,000      7,000,000
Loral Corp., 6.000%, due 01/10/96 ............................    1,000,000        998,667
Nabisco Holdings Corp., 6.150%, due 01/05/96 .................    3,000,000      2,998,462
Phillips Petroleum Co., 6.250%, due 01/02/96 .................      875,000        875,000
P.S. Colorado Credit Corp., 6.030%, due 01/04/96 .............      775,000        774,740
Textron, Inc., 6.000%, due 01/02/96 ..........................    2,000,000      2,000,000
                                                                              ------------
                                                                                27,320,922
                                                                              ------------
Total Short-Term Investments
    (Cost $28,300,352) .......................................                  28,300,434
                                                                              ------------
Total Investments
    (Cost $229,965,302) - 99.58% (a) .........................                 255,720,847
                                                                              ------------
Cash and other assets, less liabilities - 0.42% ..............                   1,089,477
                                                                              ------------
Net Assets - 100% ............................................                $256,810,324
                                                                              ============

              See accompanying notes to schedule of investments.

BRINSON POST-VENTURE FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
December 31, 1995

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $229,965,302; and net unrealized appreciation consisted of:

              Gross unrealized appreciation..................   $ 38,401,132
              Gross unrealized depreciation..................    (12,645,587)
                                                               --------------
                    Net unrealized appreciation..............   $ 25,755,545
                                                               ==============

(b) Non-income producing security.

FUTURES CONTRACTS (Note 6)
Index Futures Contracts:
The Brinson Post Venture Fund had the following open index futures contracts as of December 31, 1995:

                                                 Settlement                        Current         Unrealized
                                                    Date            Cost            Value            (Loss)
                                                 ----------      ----------       ----------       ----------
Index Futures Buy Contracts
Standard & Poor's 500, 86 contracts              March 1996      $26,640,750     $26,593,350      $  (47,400)

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 was $979,512.

BRINSON POST-VENTURE FUND                                   FINANCIAL STATEMENTS
================================================================================
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
   Investments, at value (Cost $229,965,302) (Note 1)...................................     $  255,720,847
   Cash.................................................................................             76,360
   Receivables:
      Investment securities sold........................................................            519,151
      Fund shares sold..................................................................            497,809
      Dividends.........................................................................            225,285
      Variation margin (Note 6).........................................................             30,100
   Due from Advisor (Note 2)............................................................            131,905
                                                                                              -------------
             TOTAL ASSETS...............................................................        257,201,457
                                                                                              -------------

LIABILITIES:
   Payable for investment securities purchased..........................................            254,491
   Accrued expenses.....................................................................            136,642
                                                                                              -------------
             TOTAL LIABILITIES..........................................................            391,133
                                                                                              -------------

NET ASSETS:
   Applicable to 21,412,207 shares; no par value, unlimited share authorized............     $  256,810,324
                                                                                              =============

   Net asset value, offering price and redemption
      price per share ($256,810,324 / 21,412,207 shares)................................     $      11.9936
                                                                                              =============

NET ASSETS CONSIST OF:
   Paid in capital......................................................................     $  209,356,016
   Accumulated net investment income....................................................          3,554,333
   Accumulated net realized gain........................................................         18,191,830
   Net unrealized appreciation..........................................................         25,708,145
                                                                                              -------------
             NET ASSETS.................................................................     $  256,810,324
                                                                                              =============


                See accompanying notes to financial statements.


BRINSON POST-VENTURE FUND                                                              FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995


INVESTMENT INCOME
   Dividends............................................................................     $    2,590,633
   Interest.............................................................................            963,700
                                                                                              -------------
             TOTAL INCOME...............................................................          3,554,333
                                                                                              -------------
EXPENSES:
   Custodian............................................................................            102,000
   Accounting...........................................................................             76,929
   Professional.........................................................................             69,344
   Administration.......................................................................             28,131
   Other................................................................................             21,742
                                                                                              -------------
             TOTAL EXPENSES.............................................................            298,146
             Expenses reimbursed by Advisor (Note 2)....................................           (298,146)
             NET EXPENSES...............................................................           -------
             NET INVESTMENT INCOME......................................................          3,554,333
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain....................................................................         18,191,830
   Change in net unrealized appreciation or depreciation on:
       Investments......................................................................         25,755,545
       Futures contracts................................................................            (47,400)
                                                                                              -------------
              Change in net unrealized appreciation or depreciation.....................         25,708,145
                                                                                              -------------
   Net realized and unrealized gain.....................................................         43,899,975
                                                                                              -------------
   Net increase in net assets resulting from operations.................................     $   47,454,308
                                                                                              =============

* Commencement of operations



                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                   FINANCIAL STATEMENTS
================================================================================
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995

OPERATIONS:
   Net investment income................................................................      $   3,554,333
   Net realized gain....................................................................         18,191,830
   Change in net unrealized appreciation or depreciation................................         25,708,145
                                                                                              -------------
   Net increase in net assets resulting from operations.................................         47,454,308
                                                                                              -------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold..........................................................................        265,433,355
   Shares redeemed......................................................................        (56,077,349)
                                                                                              -------------
   Net increase in net assets resulting from capital share transactions (a).............        209,356,006
                                                                                              -------------
           TOTAL INCREASE IN NET ASSETS.................................................        256,810,314
                                                                                              -------------
NET ASSETS:
   Beginning of period..................................................................                 10
                                                                                              -------------
   End of period (including accumulated net investment income of $3,554,333)............      $ 256,810,324
                                                                                              =============


(a) A summary of capital share transactions follows:
                                                                                                  Shares
                                                                                              -------------
   Shares sold..........................................................................         26,449,077
   Shares redeemed......................................................................         (5,036,871)
                                                                                              -------------
       Net increase in shares outstanding...............................................         21,412,206
                                                                                              =============

  * Commencement of operations



                See accompanying notes to financial statements.

BRINSON POST-VENTURE FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                               Period Ended
                                                                             December 31, 1995*
                                                                             -----------------
Net asset value, beginning of period.....................................    $        10.0000
                                                                             -----------------
   Income from investment operations:
   Net investment income.................................................              0.1660
   Net realized and unrealized gain......................................              1.8276
                                                                             -----------------
        Total income  from investment operations.........................              1.9936
                                                                             -----------------
Net asset value, end of period...........................................    $        11.9936
                                                                             =================

Total return.............................................................              19.94%
Ratios/Supplemental data
   Net assets, end of period (in 000s)...................................    $        256,810
   Ratio of expenses to average net assets:
        Before expense reimbursement.....................................               0.17%   **
        After expense reimbursement......................................               0.00%   **
   Ratio of net investment income to average net assets:
        Before expense reimbursement.....................................               1.85%   **
        After expense reimbursement......................................               2.02%   **
   Portfolio turnover rate...............................................                 25%

*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized








                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

     The Brinson High Yield Fund has provided an unannualized total return of 7.36% since performance inception on April 30, 1995 versus 9.67% for its benchmark, the First Boston High Yield Bond Index. This weak relative performance was due to several deteriorating credit situations, industry weights and an underweight of the upper quality tier.

     During 1995, the best performing quality tier was the upper tier, which gained 18.68%. The lower tier lagged with a 10.81% total return. The upper tier outperformed because of its high interest rate sensitivity and correlation with U.S. Treasuries. The Fund's 12.7% weight in the upper tier versus 27.7% for the index had a detrimental impact on performance. We have a modest overweight in the middle tier (68.7% versus 66.3%) and a significant overweight in the not rated sector (13.2% versus 0.8%). We believe that the middle tier offers the most attractive total return opportunities in the existing low interest rate environment. The not-rated sector offers inherent value due to inefficiencies caused by fewer investors and less widely followed credits. We are underweight in the lower tier (1.1% versus 5.2%) and the Fund has a 4.3% cash hedge.

     The best performing industries in 1995 were communications, airlines, gaming and cable television. The Fund did not own airline or gaming bonds, is slightly underweight in communications and is significantly underweight in cable television. These strategic weights detracted from performance. We have gradually shifted out of cyclicals during the year and expect this trend to continue. Cyclicals lagged defensive issues in 1995. Our largest Fund overweights are entertainment, general industrial and consumer manufacturing. Our largest underweights are cable television, energy and gaming.

     We attempt to identify attractive total return opportunities in both the primary and secondary markets. The Fund averages over fifty holdings and is diversified by industry, quality, coupon, maturity and security type.

     The average yield of the index declined from 11.65% to 10.24% during the year. The Fund yields 10.60%. The average spread to Treasuries of the index rose from 388 to 484 basis points as high yield bonds underperformed other major domestic fixed income indices. Nevertheless, the 17.38% total return of the index was the third best year in the last decade. High yield new issuance in 1995 was also an impressive $47.2 billion, trailing only 1993's record year. Positive mutual fund flows contributed to the strong demand for new issues. We believe that 1996 will be a healthy year for new issuance.

BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------
Total Return
                                                                     4/30/95*
                                                                  to 12/31/95
--------------------------------------------------------------------------------
Brinson High Yield Fund                                                 7.36% **
--------------------------------------------------------------------------------
High Yield Bond Index                                                   9.67% **
--------------------------------------------------------------------------------
*   Performance inception date of the Brinson High Yield Fund.
**  Total returns have not been annualized.


Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the High Yield Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. High Yield Bond Index

                             [GRAPH APPEARS HERE]

                       Brinson High Yield         High Yield
                              Fund                Bond Index
       04/30/95                  100,000.00         100,000.00
       05/31/95                  100,662.00         102,820.00
       06/30/95                  100,553.00         103,498.61
       07/31/95                  101,729.00         105,102.84
       08/31/95                  102,291.00         105,397.12
       09/30/95                  103,491.00         106,609.19
       10/31/95                  104,956.00         107,792.56
       11/30/95                  105,941.00         108,299.18
       12/31/95                  107,361.00         109,674.58

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Industry Diversification
As a Percentage of Net Assets
As of December 31, 1995



U.S. CORPORATE BONDS
  Consumer ...............................................          40.00 %
  Industrial .............................................          38.81
  Telecommunications .....................................           5.05
  Utilities ..............................................           0.98
                                                                 --------
       Total U.S. Corporate Bonds ........................          84.84
                                                                 --------
U.S. EQUITIES
  Common Stock ...........................................           4.66
  Preferred Stock ........................................           3.09
  Warrants ...............................................           0.87
                                                                 --------
            Total U.S. Equities ..........................           8.62
                                                                 --------

SHORT-TERM INVESTMENTS ...................................           4.17
            TOTAL INVESTMENTS ............................          97.63
CASH AND OTHER ASSETS,
  LESS LIABILITIES .......................................           2.37
                                                                 --------
            NET ASSETS ...................................         100.00 %
                                                                 ========

BRINSON HIGH YIELD FUND                                  SCHEDULE OF INVESTMENTS
================================================================================
December 31, 1995

                                                                                                             Face
                                                                                                            Amount        Value
                                                                                                         -----------    -----------

U.S. Corporate Bonds - 84.84%
Acetex Corp., 9.750%, due 10/01/03 ..............................................................       $  1,500,000   $  1,560,000
Allied Waste Industries, 12.000%, due 02/01/04 ..................................................          2,500,000      2,706,250
BE Aerospace, 9.750%, due 03/01/03 ..............................................................          1,000,000      1,002,500
Big 5 Holdings, Inc., 13.625%, due 09/15/02 .....................................................          2,000,000      1,460,000
Coinmach Corp., 11.750%, due 11/15/05 ...........................................................          2,600,000      2,632,500
Columbia/HCA Healthcare, 7.690%, due 06/15/25 ...................................................          1,000,000      1,091,910
Corporate Express, Inc., 9.125%, due 03/15/04 ...................................................          3,000,000      3,030,000
Dial Call Communications, Inc., 0.000%, due 12/15/05 (c) ........................................          1,500,000        795,000
Dominick's Finer Foods, 10.875%, due 05/01/05 ...................................................          1,500,000      1,597,500
Fieldcrest Cannon, Inc., 11.250%, due 06/15/04 ..................................................          1,500,000      1,380,000
Florist Transworld Delivery, 14.000%, due 12/15/01 ..............................................          4,000,000      4,000,000
Fundy Cable Ltd., 11.000%, due 11/15/05 .........................................................          1,500,000      1,560,000
Gaylord Container Corp., 0.000%, due 05/15/05 (d) ...............................................          1,750,000      1,715,000
Genicom Corp., 12.500%, due 02/15/97 ............................................................          2,750,000      2,763,750
Hines Horticulture, 11.750%, due 10/15/05 .......................................................          3,500,000      3,640,000
Icon Health & Fitness, Inc., 13.000%, due 07/15/02 ..............................................          4,000,000      4,320,000
Indspec Chemical Corp., 0.000%, due 12/01/03 (e) ................................................          4,000,000      3,340,000
Inland Steel Co., 12.750%, due 12/15/02 .........................................................          1,000,000      1,125,000
Lear Seating Corp.,
    11.250%, due 07/15/00 .......................................................................          1,500,000      1,584,375
    8.250%, due 02/01/02 ........................................................................          1,000,000        981,250
Mail-Well, Inc., 10.500%, due 02/15/04 ..........................................................          1,000,000        965,000
MFS Communications, 0.000%, due 01/15/04 (f) ....................................................          1,800,000      1,449,000
Monarch Acquisition Corp., 12.500%, due 07/01/03 ................................................          3,000,000      3,165,000
Nextel Communications, Inc., 0.000%, due 08/15/04 (g) ...........................................          2,000,000      1,090,000
Norcal Waste Systems, 12.500%, due 11/15/05 .....................................................          2,500,000      2,525,000
Owens-Illinois, Inc., 11.000%, due 12/01/03 .....................................................          1,000,000      1,130,000
Plantronics, Inc., 10.000%, due 01/15/01 ........................................................          1,500,000      1,552,500
Premier Parks, 12.000%, due 08/15/03 ............................................................          3,000,000      3,082,500
Purity Supreme, Inc., 11.750%, due 08/01/99 .....................................................          1,000,000      1,105,000
Renaissance Cosmetics, 13.750%, due 08/15/01 ....................................................          3,500,000      3,482,500
Rexene Corp., 11.750%, due 12/15/04 .............................................................          1,250,000      1,325,000
Scotsman Holdings PIK, 11.000%, due 03/01/04 ....................................................          4,310,000      4,029,850
Sealy Corp., 9.500%, due 05/01/03 ...............................................................          1,500,000      1,507,500
Selmer Co., 11.000%, due 06/30/00 ...............................................................          2,000,000      2,020,000
SFX Broadcasting, 11.375%, due 10/01/00 .........................................................          1,000,000      1,060,000
Southdown, Inc., 14.000%, due 10/15/01 ..........................................................          1,850,000      2,035,000
Tenet Healthcare, 10.125%, due 03/01/05 .........................................................          3,000,000      3,322,500
Texas-New Mexico Power Co., 10.750%, due 09/15/03 ...............................................          1,000,000      1,060,000
Triangle Pacific Corp., 10.500%, due 08/01/03 ...................................................          1,950,000      2,067,000
Trism, Inc., 10.750%, due 12/15/00 ..............................................................          1,500,000      1,462,500
Tultex Corp., 10.625%, due 03/15/05 .............................................................          3,300,000      3,357,750
UCAR Global Enterprises, 12.000%, due 01/15/05 ..................................................          1,600,000      1,836,000
Victory Markets, Inc., 12.500%, due 03/15/00 (h) ................................................          2,000,000        300,000
Wright Medical Technology, 10.750%, due 07/01/00 ................................................          3,250,000      3,315,000
Young Broadcasting, 10.125%, due 02/15/05 .......................................................          1,000,000      1,056,250
                                                                                                                        -----------
Total U.S. Bonds (Cost $90,028,747) .............................................................                        91,585,885
                                                                                                                        -----------
                                                                                                            Shares
                                                                                                         -----------
U.S. Equities - 8.62%
American Communication Services Units (b) .......................................................              4,000      2,200,000
BCP/Essex Holdings, Inc. Preferred 15.00% (b) ...................................................             53,820      1,426,238
Chevy Chase Savings Bank ........................................................................             40,000      1,230,000
Dial Call Communications Inc. Warrants (b) ......................................................              2,315             23
F.T.D. Warrants (b) .............................................................................              3,250        260,000
Gulf States Utilities Co. .......................................................................             10,000      1,026,250
Icon Health & Fitness Capital, Inc. Warrants (b) ................................................              4,000        100,000
Mail-Well, Inc. (b) .............................................................................              5,000        166,970
Renaissance Cosmetics Warrants (b) ..............................................................              4,000         90,000
S.D. Warren Co. Preferred 14.00% (b) ............................................................             60,000      1,890,000
S.D. Warren Co. Warrants (b) ....................................................................             60,000        360,000
Scotsman Holdings (b) ...........................................................................             29,992        404,892
Southdown, Inc.  Warrants (b) ...................................................................             10,000         27,500
Town & Country Corp. Convertible Preferred 6.00% (b) ............................................             19,647         22,103
Wright Medical Technology Warrants (b) ..........................................................                618        101,951
                                                                                                                        -----------
Total U.S. Equities (Cost $8,729,495) ...........................................................                         9,305,927
                                                                                                                        -----------

BRINSON HIGH YIELD FUND                                  SCHEDULE OF INVESTMENTS
================================================================================
December 31, 1995

                                                                                                             Face
                                                                                                            Amount        Value
                                                                                                         -----------    -----------
Short-Term Investments - 4.17%
Commercial Paper - 4.17%
Burlington Northern Santa Fe, 6.150%, due 01/31/96 ..............................................       $  1,000,000   $    995,046
Burlington Resources, Inc., 6.100%, due 01/12/96 ................................................            500,000        499,153
GMAC, 6.000%, due 01/02/96 ......................................................................          1,000,000      1,000,000
Loral Corp., 6.150%, due 01/09/96 ...............................................................          1,000,000        998,804
Nabisco Holdings Corp., 6.000%, due 01/12/96 ....................................................            500,000        499,166
Textron, Inc., 6.000%, due 01/02/96 .............................................................            508,000        508,000
                                                                                                                        -----------
Total Short-Term Investments
    (Cost $4,500,169) ...........................................................................                         4,500,169
                                                                                                                        -----------
Total Investments
    (Cost $103,258,411) - 97.63% (a) ............................................................                       105,391,981
                                                                                                                        -----------
Cash and other assets, less liabilities - 2.37% .................................................                         2,560,941
                                                                                                                        -----------
Net Assets - 100% ...............................................................................                    $  107,952,922
                                                                                                                        ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $103,258,411; and net unrealized appreciation consisted of:

Gross unrealized appreciation....................................................................       $  4,109,760
Gross unrealized depreciation....................................................................         (1,976,190)
                                                                                                        ------------
    Net unrealized appreciation..................................................................       $  2,133,570
                                                                                                        ============

(b) Non-income producing security.

(c) Interest rate 0.00% until 12/15/98, then 10.250% to maturity.

(d) Interest rate 0.00% until 5/15/96, then 12.750% to maturity.

(e) Interest rate 0.00% until 12/1/98, then 11.500% to maturity.

(f)  Interest rate 0.00% until 1/15/99, then 9.375% to maturity.

(g) Interest rate 0.00% until 2/15/99, then 9.750% to maturity.

(h) Security in default as to payment of interest.

PIK: Payment in kind bond - Interest is paid in additional bonds.


                See accompanying notes to financial statements.


BRINSON HIGH YIELD FUND                                                               FINANCIAL STATEMENTS
----------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS:
   Investments, at value (Cost $103,258,411) (Note 1)....................................   $  105,391,981
   Cash..................................................................................           42,597
   Interest receivable...................................................................        2,518,344
   Due from Advisor (Note 2).............................................................           77,295
                                                                                             -------------
             TOTAL ASSETS................................................................      108,030,217
                                                                                             -------------

LIABILITIES:
   Accrued expenses......................................................................           77,295
                                                                                             -------------
             TOTAL LIABILITIES...........................................................           77,295
                                                                                             -------------

NET ASSETS:
   Applicable to 10,055,114 shares; no par value, unlimited shares authorized............   $  107,952,922
                                                                                             =============

   Net asset value, offering price and redemption
      price per share ($107,952,922 / 10,055,114 shares).................................   $      10.7361
                                                                                             =============

NET ASSETS CONSIST OF:
   Paid in capital.......................................................................   $  101,623,068
   Accumulated net investment income.....................................................        5,437,559
   Accumulated net realized loss.........................................................       (1,241,275)
   Net unrealized appreciation...........................................................        2,133,570
                                                                                             -------------
             NET ASSETS..................................................................   $  107,952,922
                                                                                             =============



                See accompanying notes to financial statements.


BRINSON HIGH YIELD FUND                                                               FINANCIAL STATEMENTS
----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995


INVESTMENT INCOME:
   Interest..............................................................................   $    5,297,859
   Dividends.............................................................................          139,700
                                                                                             -------------
             TOTAL INCOME................................................................        5,437,559
                                                                                             -------------
EXPENSES:
   Accounting............................................................................           64,722
   Professional..........................................................................           60,682
   Custodian.............................................................................           30,800
   Other.................................................................................           27,459
                                                                                             -------------
             TOTAL EXPENSES..............................................................          183,663
             Expenses reimbursed by Advisor (Note 2).....................................         (183,663)
                                                                                             -------------
             NET EXPENSES................................................................        -------
                                                                                             -------------
             NET INVESTMENT INCOME.......................................................        5,437,559
                                                                                             -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss.....................................................................       (1,241,275)
   Change in net unrealized appreciation.................................................        2,133,570
                                                                                             -------------
   Net realized and unrealized gain......................................................          892,295
                                                                                             -------------
   Net increase in net assets resulting from operations..................................   $    6,329,854
                                                                                             =============

* Commencement of operations


                See accompanying notes to financial statements.


BRINSON HIGH YIELD FUND                                                               FINANCIAL STATEMENTS
----------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 28, 1995* TO DECEMBER 31, 1995


OPERATIONS:
   Net investment income.................................................................   $    5,437,559
   Net realized loss.....................................................................       (1,241,275)
   Change in net unrealized appreciation.................................................        2,133,570
                                                                                             -------------
   Net increase in net assets resulting from operations..................................        6,329,854
                                                                                             -------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold...........................................................................      122,069,499
   Shares redeemed.......................................................................      (20,446,441)
                                                                                             -------------
   Net increase in net assets resulting from capital share transactions (a)..............      101,623,058
                                                                                             -------------
            TOTAL INCREASE IN NET ASSETS.................................................      107,952,912
                                                                                             -------------
NET ASSETS:
   Beginning of period...................................................................               10
                                                                                             -------------

   End of period (including accumulated net investment income of $5,437,559).............   $  107,952,922
                                                                                             =============



(a) A summary of capital share transactions follows:
                                                                                                 Shares
                                                                                             -------------
   Shares sold...........................................................................       12,072,988
   Shares redeemed.......................................................................       (2,017,875)
                                                                                             -------------
       Net increase in shares outstanding................................................       10,055,113
                                                                                             =============

  * Commencement of operations



                See accompanying notes to financial statements.

BRINSON HIGH YIELD FUND                                     FINANCIAL HIGHLIGHTS


The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                               Period Ended
                                                                             December 31, 1995*
                                                                             -----------------
Net asset value, beginning of period.....................................    $        10.0000
                                                                             -----------------
   Income from investment operations:
   Net investment income.................................................              0.5408
   Net realized and unrealized gain......................................              0.1953
                                                                             -----------------
        Total income from investment operations..........................              0.7361
                                                                             -----------------
Net asset value, end of period...........................................    $        10.7361
                                                                             =================

Total return.............................................................               7.36%
Ratios/Supplemental data
   Net assets, end of period (in 000s)...................................    $        107,953
   Ratio of expenses to average net assets:
        Before expense reimbursement.....................................               0.33%   **
        After expense reimbursement......................................               0.00%   **
   Ratio of net investment income to average net assets:
        Before expense reimbursement.....................................               9.33%   **
        After expense reimbursement......................................               9.66%   **
   Portfolio turnover rate...............................................                 25%

*   The Fund commenced operations April 28, 1995
**  Annualized

Total return has not been annualized






                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

     On June 30,1995, Brinson Partners, Inc. introduced its Brinson Emerging Markets Equity Fund. Since its inception, the Fund has earned an unannualized return of-6.84%, compared to the -4.41% return of its benchmark, the Brinson Emerging Markets Normal Index. The index is constructed to minimize country specific risk while providing regional exposure similar to the International Finance Corporation's Investable Index (IFCI), a market capitalization-weighted benchmark.

     We believe a capitalization-weighted index is suboptimal given the extremely high weights of two or three countries, the still formidable barriers to free capital flows and the ever-evolving and volatile nature of these markets. The Normal Index was developed to provide a better proxy for setting strategy and measuring performance. The Normal Index categorizes the 26 countries that comprise the IFCI universe (plus additional markets not covered in our developed markets portfolios) into three broad classes ranked on the basis of institutional investability, liquidity/transaction costs and the potential for economic development. Individual countries are equally weighted within each class.

     Market allocation made a positive contribution to performance. The
Fund benefited most from its overweight in Argentina, which gained 19.12% since inception, and underweights in the Philippines and Malaysia, which posted declines of 10.50% and 7.17%, respectively. Turkey, which declined 34.82%, was underweight most of the year. Strategic cash further added value in an environment where most markets experienced declines. In contrast, the overweights in India and Poland, relatively poor performers with-17.45% and - 12.52% returns, respectively, had a negative impact on the Fund.

     Market entry costs were the primary detractor from performance; specifically, rapidly appreciating markets during the investment phase at inception. Generally, the costs of purchasing, registering and holding securities are significant in many emerging markets and initially detract from performance. These costs were mitigated to a significant extent by the Fund's use of equity swaps.


BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
Total Return
                                                                     6/30/95*
                                                                  to 12/31/95
--------------------------------------------------------------------------------
Brinson Emerging Markets Equity Fund                                 -6.84%  **
--------------------------------------------------------------------------------
Brinson Emerging Markets Normal Index                                -4.41%  **
--------------------------------------------------------------------------------
IFC Investable Index                                                 -1.26%  **
--------------------------------------------------------------------------------

*   Inception date of the Brinson Emerging Markets Equity Fund.
**  Total returns have not been annualized.


Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the IFC Investable Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. Brinson Emerging Markets Normal
Index and IFC Investable Index

                             [GRAPH APPEARS HERE]

                       Brinson Emerging Markets    IFC Investable    Brinson Emerging Markets

                             Equity Fund               Index                Normal Index
           06/30/95          100,000.00              100,000.00               100,000
           07/31/95           99,469.00              103,182.02               102,874
           08/31/95           94,941.00              100,416.48                98,425
           09/30/95           95,041.00               99,655.43                98,015
           10/31/95           92,298.00               95,895.13                95,041
           11/30/95           90,060.00               95,415.73                92,724
           12/31/95           93,164.00               98,735.58                95,588

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

TOP TEN NON U.S. EQUITY HOLDINGS
As of December 31, 1995

                                                  Percent of
                                                  Net Assets
-------------------------------------------------------------
    1.  Phillipines Long Distance Telephone          0.76%
    2.  Petron Corp.                                 0.59
    3.  BCO Comm Portugues                           0.57
    4.  Portugal Telecom                             0.54
    5.  San Miguel Corp. B                           0.50
    6.  Malayan Bank                                 0.49
    7.  Sime Darby                                   0.48
    8.  Telekom Malaysia                             0.47
    9.  Sonae Investimentos                          0.47
   10.  De Beers Consolidated Mines                  0.46

Portfolio Composition
As of December 31, 1995


                                      Normal         Market
                                      Policy       Allocation
--------------------------------------------------------------
Argentina                               5.9%          6.4%
Brazil                                  5.9           4.9
Chile                                   5.9           6.3
Mexico                                  5.9           5.1
Indonesia                               5.9           5.9
Korea                                   5.9           5.9
Malaysia                                5.9           4.9
Philippines                             5.9           4.9
Taiwan                                  5.9           5.9
Thailand                                5.9           5.9
Greece                                  5.9           5.9
Israel                                  5.9           6.4
Portugal                                5.9           5.9
South Africa                            5.9           4.9
Turkey                                  5.9           6.4
China                                   3.0           1.8
India                                   3.0           4.0
Peru                                    3.0           3.0
Poland                                  3.0           4.0
Czech Republic                          0.0           1.2
Cash                                    0.0           0.8
--------------------------------------------------------------
                                      100.0%        100.0%

Totals may not add due to rounding.


BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------

 December 31, 1995

                                                                         Shares        Value
                                                                       ----------   ----------
Non-U.S. Equities - 27.48%
Argentina - 0.88%
Astra Cia Argentina de Petrole .......................................     17,000  $    31,116
BCO Frances Del Rio de la Plat .......................................      4,500       39,158
BCO Galicia y Buenos Aires ...........................................      9,000       46,539
Buenos Aires Embotelladora S.A. ......................................         40       43,209
Cia Interamericana de Automo S .......................................      5,000       25,755
Inversiones y Representacion S .......................................      9,000       22,109
Molinos Rio de la Plata S.A. .........................................      3,000       24,305
Perez Companc S.A. Class B ...........................................     25,000      130,351
Siderca S.A. Class A .................................................     43,000       41,718
Telecom Argentina S.A. Class B .......................................     17,000       80,256
Telefonica de Argentina Class B ......................................     37,000       99,920
Transportadorade Gas del Sursa .......................................     14,000       33,747
YPF Sociedad Anomina .................................................      8,000      171,938
                                                                                    ----------
                                                                                       790,121
                                                                                    ----------
Brazil - 1.79%
Aracruz Cellulose ....................................................     22,000       35,312
Banco Bradesco .......................................................  8,300,000       71,309
Banco Itau S.A. ......................................................    160,000       44,752
Centrais Electricas Brasileira .......................................    250,000       68,258
Centrais Electricas Brasileira .......................................    610,000      166,324
Cesp - Comp Energ de Sao Paulo .......................................  1,200,000       34,942
Cia Cervejaria Brahma ................................................     42,000       17,735
Cia Cervejaria Brahma Preferred ......................................    121,000       50,046
Cia Energetica Minas .................................................  2,000,000       43,832
Cia Paranaense de Energia ............................................  2,800,000       20,167
Cia Sider Belgo Mineir ...............................................    300,000       22,224
Cia Siderurgica Nacional .............................................  2,200,000       44,933
Cia Suzano Papel e Celulose S.A. .....................................      6,000       30,250
Cia Vale Do Rio Doce .................................................    467,000       77,147
Cia Vale Do Rio Doce NPV .............................................    353,000       90,726
Cia Vidraria Santa Marina ............................................      5,000       17,491
Copene Petroquimica Nord S.A. ........................................     55,000       24,777
Inds Klabin de Papel e Celulos .......................................     25,000       23,120
Itausa Investimentos Itau S.A. .......................................     65,000       36,162
Lojas Americanas .....................................................    900,000       21,658
Petroleo Brasileiro ..................................................  1,250,000      106,107
Souza Cruz S.A. ......................................................      4,000       22,459
Telec de Sao Paulo S.A. ..............................................    420,000       61,786
Telecom Brasileiras S.A. .............................................  5,300,000      254,153
Telecomunicacoes Brasileiras .........................................  1,700,000       65,966
Telecomunicacoes de Sao Paulo ........................................    700,000      105,165
Usinas Sider Minas Gerais ............................................ 41,000,000       33,325
White Martins S.A. ................................................... 23,000,000       22,954
                                                                                    ----------
                                                                                     1,613,080
                                                                                    ----------
China - 0.58%
Chlor Alkaline Chemical .............................................     365,000       92,710
Dajiang Group B ......................................................    160,000       74,880
Jinqiao Exp Pro B ....................................................    100,000       37,400
Outer Gaoqiao Free B .................................................    100,000       36,600
Sha Diesel Enginge B .................................................     95,000       35,150
Shanghai Dazhong Taxi Co. (b) ........................................     55,000       40,700
Shanghai Industrial Sewing Machine ...................................    210,000       34,020
Shanghai Tyre & Rubber Co. ...........................................    170,000       35,020
Yaohua Pilkington ....................................................    159,000      139,920
                                                                                    ----------
                                                                                       526,400
                                                                                    ----------
Greece - 2.48%
Commercial Bank of Greece ............................................      6,150      231,092
Credit Bank ..........................................................      4,650      269,266
Delta Dairy ..........................................................      6,300      118,497
Elais Co. ............................................................      2,950       96,011
Ergo Bank ............................................................      4,200      167,672
Hellas Can ...........................................................      7,300      146,563
Hellenic Bottling ....................................................      8,400      275,162
Hellenic Sugar Ind ...................................................      8,450      109,292


BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------

December 31, 1995

                                                                         Shares        Value
                                                                       ----------   ----------
Non-U.S. Equities - (continued)
Greece - (continued)
Heracles General Cement Co. ..........................................     16,750  $   159,296
Intracom Bearer ......................................................      3,900       84,235
Ionian Bank ..........................................................      7,100      140,597
Michaniki ............................................................      5,800       74,772
National Bank of Greece ..............................................      4,450      227,308
Titan Cement .........................................................      3,150      132,477
                                                                                    ----------
                                                                                     2,232,240
                                                                                    ----------
Hong Kong - 1.05%
Maanshanish ..........................................................  2,020,000      282,137
Shanghai Petroleum ...................................................  1,390,000      399,973
Tsingtao Brewery Co. .................................................    274,000       63,429
Yizheng Chemical .....................................................    900,000      202,525
                                                                                    ----------
                                                                                       948,064
                                                                                    ----------
Indonesia - 1.43%
Bank Internasional Indonesia .........................................     21,000       69,569
Barito Pacific Timber ................................................    109,500       80,213
Bank Dagang Nasional Indonesia .......................................     49,875       40,898
Ciputra Development ..................................................     24,500       38,573
Gadjah Tunggal .......................................................     68,000       37,917
Gudang Garam .........................................................     26,000      271,760
Hanjaja Mandanla Sampoerna ...........................................     24,000      249,806
Indah Kiat Pulp & Paper ..............................................     46,602       34,138
Indocement Tunggal Perkasa ...........................................     26,000       87,270
Indosat ..............................................................     34,000      123,416
Inti Indorayon Utama .................................................     29,500       30,963
Kalbe Farma ..........................................................     17,500       59,314
Lippo Bank ...........................................................     19,500       30,061
Mayora Indah .........................................................     69,000       49,791
Modern Photo .........................................................     15,500       89,818
                                                                                    ----------
                                                                                     1,293,507
                                                                                    ----------
Israel - 2.51%
Africa-Israel Invest Ltd. ............................................         45       47,350
Bank Hapoalim Ltd. ...................................................    208,000      343,560
Bank Leumi Le-Israel .................................................    169,000      232,260
Bezeq Ltd. ...........................................................     85,100      245,577
Clal Electronics Inds. Ltd. ..........................................        440       51,994
Clal Industries Ltd. .................................................     17,700       94,762
Clal Israel Ltd. .....................................................      3,700       85,170
Dead Sea Works Ltd. ..................................................     33,000       96,661
Discount Investment Corp. ............................................      1,200       78,924
Elco Holdings Ltd. ...................................................      1,100       49,646
IDB Bank Holding Corp. ...............................................     24,500       81,091
IDB Development Corp. ................................................      6,000      106,145
Industrial Buildings Corp. ...........................................     40,200       49,998
Israel Chemicals Ltd. ................................................    142,000      110,481
Koor Industries Ltd. .................................................        310       30,640
Koor Industries Ltd. .................................................      1,190      122,373
Makhteshim Chemical Works ............................................      8,000       47,728
Osem Investment Ltd. .................................................      8,050       47,693
Supersol Ltd. ........................................................      2,300       48,272
Teva Pharmaceutical Inds. ............................................        620      287,864
                                                                                    ----------
                                                                                     2,258,189
                                                                                    ----------
Malaysia - 2.74%
Genting ..............................................................     15,000      125,246
Hume Industries ......................................................     32,000      153,761
Kuala Lumpur Kepong ..................................................     73,000      231,449
Land & General Holdings ..............................................     71,000      153,801
Malayan Bank .........................................................     52,000      438,283
Nestle Malaysia ......................................................     26,000      190,469
Sime Darby ...........................................................    164,000      435,998
Telekom Malaysia .....................................................     54,000      421,111
Tenaga Nasional ......................................................     80,000      315,085
                                                                                    ----------
                                                                                     2,465,203
                                                                                    ----------


BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------

December 31, 1995

                                                                         Shares        Value
                                                                       ----------   ----------
Non-U.S. Equities - (continued)
Peru - 1.00%
Backus Johnston ......................................................     44,000  $    77,432
Banco Wiese ..........................................................     10,000       15,895
Buenaventura .........................................................      9,500       62,227
Cementos Lima  .......................................................      2,500       31,987
Credicorp Ltd. (b) ...................................................      5,790       99,878
South Peru Copper ....................................................     31,000      109,922
Telefonos Peru A .....................................................     67,000      142,777
Telefonos Peru B .....................................................    166,000      358,096
                                                                                    ----------
                                                                                       898,214
                                                                                    ----------
Phillipines - 3.94%
Ayala Corp. B ........................................................    295,400      360,370
Ayala Land, Inc. B ...................................................    308,200      375,986
Engineering & Equipment Corp. ........................................    130,000        7,533
J.G. Summit Holdings B ...............................................    854,000      234,411
Manila Electric Co. B ................................................     43,000      350,809
Metropolitan Bank & Trust ............................................      9,625      187,137
Petron Corp. .........................................................  1,028,000      529,073
Phillipines Long Distance Telephone ..................................     12,650      687,217
Philippines Commercial International Bank ............................     14,700      135,619
San Miguel Corp. B ...................................................    130,800      446,292
SM Prime Holdings, Inc. ..............................................    782,000      223,592
Universal Robina Corp. ...............................................     24,000       11,894
                                                                                    ----------
                                                                                     3,549,933
                                                                                    ----------
Portugal - 4.01%
Banco Espirito Santo .................................................     25,000      375,489
BCO Comm Portugues ...................................................     38,000      517,622
BCO Portugues Investimentos ..........................................     30,567      371,359
BCO Totta E Acores ...................................................      5,454       90,319
Cimentos De Portugal .................................................     17,200      285,410
Corticeira Amorim Ord ................................................      9,500      109,693
Jeronimo Martins & Filho .............................................      7,000      388,903
Modelo Continente ....................................................     11,600      318,351
Portugal Telecom .....................................................     26,000      485,525
Soares Da Costa ......................................................      3,700       42,079
Soporcel-Sociedade Portuguesa de Celulose ............................     10,000      207,437
Sonae Investimentos ..................................................     19,600      419,696
                                                                                    ----------
                                                                                     3,611,883
                                                                                    ----------
South Africa - 3.53%
Amalg Banks of South Africa ..........................................     24,000      134,957
Anglo American Industrial Corp. ......................................      2,500      113,664
Anglovaal Ltd. .......................................................      3,300      133,970
Barlow Ltd. ..........................................................      7,300      104,126
De Beers Consolidated Mines ..........................................     13,800      418,285
First National Bank Holdings .........................................     16,300      149,783
Impala Platinum ......................................................      4,900       89,382
Iscor Zar ............................................................     91,200       82,054
Kloof Gold Mining Co. ................................................      9,600       92,166
Liberty Life Association of Africa ...................................     10,300      319,262
Murray & Roberts Holdings ............................................     18,000      127,139
Nampak Ltd. ..........................................................     15,700       86,562
Nedcor Ltd. ..........................................................      9,500      164,171
Pepkor Ltd. ..........................................................      9,000       56,164
Rembrandt Group Ltd. .................................................     18,500      177,611
Rustenberg Platinum Holdings .........................................      7,100      116,853
Samancor Ltd. ........................................................      6,700       84,540
Sappi Ltd. ...........................................................      5,800       89,094
Sasol Ltd. ...........................................................     21,500      176,041
South African Breweries ..............................................      9,400      344,223
Tiger Oats Ltd. ......................................................      7,200      124,424
                                                                                    ----------
                                                                                     3,184,471
                                                                                    ----------
Turkey - 1.54%
Akbank ...............................................................    740,000      138,261
Aksa .................................................................    278,298       84,778

aCAPTION>

BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------

December 31, 1995

                                                                         Shares        Value
                                                                       ----------   ----------
Non-U.S. Equities - (continued)
Turkey - (continued)
Arcelik A.S. .........................................................    724,018  $    57,639
Aygaz ................................................................    100,000       44,679
Brisa Bridgestone ....................................................    185,000       44,334
Dogan Holding ........................................................    537,500       15,937
EGE Biracilik Ve M ...................................................    218,500       74,549
Erciyas Biracilik ....................................................     95,000       43,989
Eregli Demir Ve Celik ................................................    770,000       62,551
KOC Holdings A.S. ....................................................    690,000       97,530
Netas Telekomunik ....................................................    180,000       50,447
Otosan Otomobil S.A.S. ...............................................    187,500       30,463
Petkim ...............................................................    325,000      163,688
Petrol Ofisi .........................................................    315,000       48,619
T. Garanti Bankasi ...................................................    940,000       77,888
T. Sise Cam ..........................................................    320,000       36,913
Tofas Otomobil Fab ...................................................    600,000       57,514
Tupras Turkiye Petrol ................................................    510,000       83,688
Turk Hava Yollari ....................................................    908,864      119,607
Tupras Hava Yollari Rights (b) .......................................    645,000       10,479
Yapi Ve Kredi Bankasi ................................................  1,170,000       47,522
                                                                                    ----------
                                                                                     1,391,075
                                                                                    ----------
Total Non-U.S. Equities
   (Cost $26,934,846) ................................................              24,762,380
                                                                                    ----------
Mutual Funds - 5.50%
Morgan Stanley India Fund ............................................     48,200      439,825
Taiwan Fund, Inc. ....................................................      2,700       55,350
The Brazil Fund ......................................................     20,266      428,119
The Chile Fund .......................................................    155,200    4,035,200
                                                                                    ----------
Total Mutual Funds
    (Cost $4,952,275) ................................................               4,958,494
                                                                                    ----------
                                                                          Face
Bonds - 4.51%                                                            Amount
U.S. Government Obligations - 4.51%                                    ----------
U.S. Treasury Note, 7.250%, due 11/30/96 .............................$ 4,000,000    4,070,000
                                                                                    ----------
Total Bonds
    (Cost $4,060,489) ................................................               4,070,000
                                                                                    ----------
Short-Term Investments - 72.95%
Commercial Paper -  72.95%
Baxter International, Inc.
    6.050%, due 01/02/96 .............................................    725,000      725,000
    6.050%, due 01/02/96 ............................................. 11,892,000   11,892,000
Burlington Northern Santa Fe, 6.150%, due 01/31/96 ...................  2,000,000    1,990,092
Centex Corp., 6.000%, due 01/04/96 ...................................    400,000      399,867
Columbia/HCA Healthcare Corp.
    6.050%, due 01/18/96 .............................................  1,500,000    1,495,967
    6.020%, due 02/08/96 .............................................  1,500,000    1,490,719
Crown, Cork & Seal Co., Inc.
    6.050%, due 01/12/96 .............................................    530,000      529,109
    6.150%, due 01/30/96 .............................................  1,500,000    1,492,825
GMAC, 6.000%, due 01/02/96 ........................................... 13,000,000   13,000,000
General American Transportation Corp., 6.020%, due 01/08/96 ..........  1,000,000      998,997
Loral Corp.
    6.050%, due 01/09/96 .............................................  1,165,000    1,163,629
    6.000%, due 01/10/96 .............................................    800,000      798,933
Nabisco Holdings Corp.
    6.150%, due 01/05/96 .............................................  6,000,000    5,996,925
    6.000%, due 01/12/96 .............................................    750,000      748,750
    5.960%, due 01/17/96 .............................................  2,000,000    1,995,033
P.S. Colorado Credit Corp.
    6.030%, due 01/04/96 .............................................  2,000,000    1,999,330
    6.200%, due 01/04/96 .............................................  1,000,000      999,656


BRINSON EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------

December 31, 1995
                                                                          Face
                                                                         Amount       Value
                                                                       ----------   ----------
Short-Term Investments - (continued)
Commercial Paper - (continued)
Pennzoil Co.
    6.100%, due 01/16/96 .............................................$ 1,500,000  $ 1,496,442
    6.090%, due 02/14/96 .............................................  1,500,000    1,489,089
Philips Petroleum Co., 6.250%, due 01/02/96 ..........................  5,000,000    5,000,000
Textron, Inc., 6.000%, due 01/02/96 ..................................  1,268,000    1,268,000
Trinova Corp. 6.150%, due 01/05/96 ...................................  2,000,000    1,998,975
Union Pacific Corp.
    5.950%, due 01/12/96 .............................................  2,810,000    2,805,356
    6.000%, due 01/30/96 .............................................    400,000      398,133
    6.050%, due 01/30/96 .............................................  1,041,000    1,036,101
Unocal Corp., 6.030%, due 01/04/96 ...................................  2,542,000    2,541,148
                                                                                    ----------
Total Short-Term Investments
    (Cost $65,750,076) ...............................................              65,750,076
                                                                                    ----------
Total Investments
   (Cost $101,697,686) - 110.44% (a) .................................              99,540,950
                                                                                    ----------
Liabilities, less cash and other assets - (10.44%) ...................              (9,411,978)
                                                                                    ----------
Net Assets - 100% ....................................................             $90,128,972
                                                                                    ==========





              See accompanying notes to schedule of investments.

BRINSON EMERGING MARKETS EQUITY FUND          SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------
December 31, 1995

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $101,697,686; and net unrealized depreciation consisted of:

                Gross unrealized appreciation . . . . . . . . . . . . . .    $    425,154
                Gross unrealized depreciation . . . . . . . . . . . . . .      (2,581,890)
                                                                             -------------
                        Net unrealized depreciation . . . . . . . . . . .    $ (2,156,736)
                                                                             =============

(b) Non-income producing security.

EQUITY SWAP CONTRACTS (Note 4)

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 1995. These swaps serve to reduce the Fund's exposure, as a percentage of net assets, to short-term investments from 72.95% to 22.44% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 1995 aggregated by country exposure:

                                                                Net Unrealized
Notional Amounts        Maturity Dates         Country            Gain (Loss)     Exposure
----------------      ------------------      ----------        --------------    --------
$ 4,748,130               09/27/96            Argentina         $    90,747        5.37%
  2,400,000               01/05/96            Brazil               (193,806)       2.45
  1,155,444          07/11/96-09/30/96        Czech Republic        (84,170)       1.19
  1,000,000               09/30/96            Greece                (83,727)       1.02
  1,132,228               09/30/96            India                    (644)       1.26
  3,133,318               09/30/96            Indonesia              (9,025)       3.47
  3,484,471          01/05/96-09/30/96        Israel                (17,098)       3.85
  5,414,808          01/05/96-12/12/96        Korea                (204,362)       5.77
  4,500,000          01/05/96-12/12/96        Mexico               (286,943)       4.67
  1,000,000               01/12/96            Peru                  (83,397)       1.02
  2,500,000          09/30/96-12/11/97        Poland               (213,577)       2.54
  1,250,000               09/30/96            Portugal              (42,454)       1.34
  1,000,000               09/30/96            South Africa           69,152        1.19
  4,531,118          09/30/96-12/12/96        Taiwan                 30,149        5.06
  5,379,433          01/05/96-12/12/96        Thailand              (36,549)       5.92
  4,400,000          09/30/96-12/12/96        Turkey               (441,284)       4.39
-----------                                                    -------------      -----
$47,028,950                                                    $ (1,506,988)      50.51
===========                                                    =============      =====

                See accompanying notes to financial statements.


BRINSON EMERGING MARKETS EQUITY FUND                                               FINANCIAL STATEMENTS
-------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS:
   Investments, at value (Cost $101,697,686) (Note 1).................................... $  99,540,950
   Cash...................................................................................       63,098
   Foreign currency, at value (Cost $2,355,069)...........................................    2,344,927
   Receivables:
      Equity swap contracts closed........................................................      465,046
      Dividends...........................................................................        8,094
      Interest ...........................................................................       20,341
   Other assets...........................................................................       11,039
                                                                                           ------------
             TOTAL ASSETS.................................................................  102,453,495
                                                                                           ------------

LIABILITIES:
   Payables:
      Investment securities purchased.....................................................    9,739,036
      Net unrealized loss on open equity swap contracts (Note 4)..........................    1,506,988
      Equity swap contracts closed........................................................    1,033,102
      Accrued expenses....................................................................       45,397
                                                                                           ------------
             TOTAL LIABILITIES............................................................   12,324,523
                                                                                           ------------

NET ASSETS:
   Applicable to 9,674,258 shares; no par value, unlimited shares authorized............. $  90,128,972
                                                                                           ============
   Net asset value and redemption price
      per share ($90,128,972 / 9,674,258 shares)......................................... $      9.3164
                                                                                           ============
   Maximum offering price per share (net asset value,
      plus 1.52% of net asset value, or 1.50% of offering price) (Note 8)................$       9.4583
                                                                                           ============


NET ASSETS CONSIST OF:
   Paid in capital....................................................................... $  93,697,510
   Accumulated net investment income......................................................      994,689
   Accumulated net realized loss..........................................................     (900,400)
   Net unrealized depreciation............................................................   (3,662,827)
                                                                                           ------------
             NET ASSETS.................................................................. $  90,128,972
                                                                                           ============


                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                        FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 30, 1995* TO DECEMBER 31, 1995


INVESTMENT INCOME:
   Interest.............................................................................. $   1,055,347
   Dividends (net of $5,358 for foreign taxes withheld)..................................        67,467
                                                                                           ------------
             TOTAL INCOME................................................................     1,122,814
                                                                                           ------------
EXPENSES:
   Accounting............................................................................        49,804
   Professional..........................................................................        46,847
   Custodian.............................................................................        20,344
   Other.................................................................................        11,130
                                                                                           ------------
             TOTAL EXPENSES..............................................................       128,125
                                                                                           ------------
             NET INVESTMENT INCOME.......................................................       994,689
                                                                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments.......................................................................        10,292
       Equity swap contracts.............................................................      (892,710)
       Foreign currency transactions.....................................................       (17,982)
                                                                                           ------------
           Net realized loss.............................................................      (900,400)
                                                                                           ------------
   Change in net unrealized appreciation or depreciation on:
       Investments and foreign currency..................................................    (3,673,866)
       Translation of other assets and liabilities denominated in foreign currency.......        11,039
                                                                                           ------------
           Change in net unrealized appreciation or depreciation.........................    (3,662,827)
                                                                                           ------------
   Net realized and unrealized loss......................................................    (4,563,227)
                                                                                           ------------
   Net decrease in net assets resulting from operations.................................. $  (3,568,538)
                                                                                           ============

* Commencement of operations


                See accompanying notes to financial statements.


BRINSON EMERGING MARKETS EQUITY FUND                                               FINANCIAL STATEMENTS
-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 30, 1995* TO DECEMBER 31, 1995


OPERATIONS:
   Net investment income................................................................. $     994,689
   Net realized loss.....................................................................      (900,400)
   Change in net unrealized appreciation or depreciation.................................    (3,662,827)
                                                                                           ------------
   Net decrease in net assets resulting from operations..................................    (3,568,538)
                                                                                           ------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold (Note 8)..................................................................    93,700,000
   Shares redeemed.......................................................................        (2,500)
                                                                                           ------------
   Net increase in net assets resulting from capital share transactions (a)..............    93,697,500
                                                                                           ------------
            TOTAL INCREASE IN NET ASSETS.................................................    90,128,962
                                                                                           ------------

NET ASSETS:
   Beginning of period...................................................................            10
                                                                                           ------------

   End of period (including accumulated net investment income of $994,689)............... $  90,128,972
                                                                                           ============


(a) A summary of capital share transactions follows:
                                                                                              Shares
                                                                                           ------------
   Shares sold...........................................................................     9,674,521
   Shares redeemed.......................................................................          (264)
                                                                                           ------------
       Net increase in shares outstanding................................................     9,674,257
                                                                                           ============


* Commencement of operations




                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS EQUITY FUND                        FINANCIAL HIGHLIGHTS


The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                               Period Ended
                                                                             December 31, 1995*
                                                                             -----------------
Net asset value, beginning of period.....................................    $        10.0000
                                                                             -----------------
   Income from investment operations:
   Net investment income.................................................              0.1028
   Net realized and unrealized loss......................................             (0.7864)
                                                                             -----------------
        Total loss from investment operations............................             (0.6836)
                                                                             -----------------
Net asset value, end of period...........................................    $         9.3164
                                                                             =================

Total return.............................................................              (6.84%)
Ratios/Supplemental data
   Net assets, end of period (in 000s)...................................    $         90,129
   Ratio of expenses to average net assets...............................               0.50%   **
   Ratio of net investment income to average net assets..................               3.86%   **
   Portfolio turnover rate...............................................                  2%

*   The Fund commenced operations June 30, 1995
**  Annualized

Total return has not been annualized






                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

     On June 30, 1995, Brinson Partners, Inc. introduced its Brinson Emerging Markets Debt Fund. Since its inception, the portfolio has earned an unannualized return of 16.40% compared to the 16.77% return of its benchmark, the J.P. Morgan Emerging Market Bond Index Plus (EMBI+).

     The decline in U.S. interest rates provided a very favorable backdrop for emerging market debt. Because the market is predominantly U.S. dollar denominated, the bonds' cash flows are priced relative to the interest rates on U.S. Treasury securities. Equivalent duration U.S. Treasury securities returned 6.68% over the last half of 1995.

     The incremental return over the equivalent duration Treasuries (10.09%) was due to the incremental yield on the Brady Bonds and to principal gains resulting from credit spread declines. The United States' financial rescue of Mexico early in the year and the concomitant investor nervousness produced attractive credit spreads (valuations) as we entered the Brady bond market at mid-year. As Mexico and other Latin American economies stabilized and investors' concerns regarding sovereign credit risk waned, credit spreads declined abruptly. The index's sovereign spread declined from 13.56% to 10.44%.

     Market and country allocation strategies improved Fund results. Since we maintained a neutral outlook regarding U.S. interest rates over the second half of the year, duration management had a negligible impact upon performance relative to the index. Market entry issues, such as the absorption of bid/asked spreads and the timing of our initial funding during a period of rapidly rising prices, offset the added value relative to the index.

     After the launch of our Fund, J.P. Morgan constructed the EMBI+, including a wider range of markets and debt instruments than the EMBI, which comprised only Brady Bonds. The EMBI+ comprises 80% Brady Bonds, 10% loans, 6% domestic issues and 4% Eurobonds. The brief performance and volatility history of the EMBI+ is similar to that of the EMBI, but includes five additional debt markets-Morocco, Panama, Peru, Russia and South Africa. The EBMI+ expands the market capitalization from $75.9 to 110.0 billion. As of year-end, the EMBI+ was adopted as the benchmark. Our investment strategies early in 1996 continue to reflect a neutral view on U.S. interest rates and incorporate an expectation of declining credit spreads.

BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
Total Return
                                                                     6/30/95*
                                                                  to 12/31/95
--------------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund                                    16.40% **
--------------------------------------------------------------------------------
JP Morgan EMBI+                                                       16.77% **
--------------------------------------------------------------------------------
*   Inception date of the Brinson Emerging Markets Debt Fund.
**  Total returns have not been annualized.


Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI+

                             [GRAPH APPEARS HERE]

                      Brinson Emerging Markets       JP Morgan
                             Debt Fund                 EMBI+
           06/30/95                  100,000.00         100,000.00
           07/31/95                   98,952.00         100,073.63
           08/31/95                  101,671.00         102,435.36
           09/30/95                  105,713.00         105,964.34
           10/31/95                  104,843.00         104,875.67
           11/30/95                  108,802.00         108,546.33
           12/31/95                  116,401.00         116,771.85

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Portfolio Composition
As of December 31, 1995


                                         Normal      Market
                                         Policy    Allocation
--------------------------------------------------------------
Argentina                                 21.1%       19.2%
Brazil                                    28.6        29.0
Bulgaria                                   1.9         4.3
Ecuador                                    2.2         4.7
Mexico                                    19.1        21.7
Morocco                                    1.5         0.0
Nigeria                                    0.9         3.2
Panama                                     0.4         0.0
Peru                                       1.2         0.0
Philippines                                2.9         0.0
Poland                                     4.3         4.3
Russia                                     7.0         4.7
South Africa                               0.7         0.0
Venezuela                                  8.2         8.4
Cash                                       0.0         0.5
--------------------------------------------------------------
                                         100.0%      100.0%

BRINSON EMERGING MARKETS DEBT FUND                                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------------
December 31, 1995
                                                                           Face
                                                                          Amount        Value
                                                                        ----------     ----------
Bonds - 97.60%
International Dollar Bonds - 92.93%
Argentina - Bear FRN, 6.812%, due 03/31/05 .........................  $ 17,500,000  $  12,468,750
Argentina - Par Series L-GP FRN, 5.000%, due 03/31/23 ..............    17,750,000     10,128,594
Brazil - C Bond, 4.000%, due 04/15/14 ..............................    23,718,023     13,563,745
Brazil - E.I. Series L FRN, 6.812%, due 04/15/06 ...................    12,500,000      8,562,500
Brazil - Par Z-L, 4.250%, due 04/15/24 .............................    18,000,000      9,551,250
Brazil New Money Bond L FRN, 6.875%, due 04/15/09 ..................     4,000,000      2,420,000
Bulgaria - Disc. Series A FRN, 6.750%, due 07/28/24 ................     4,750,000      2,523,437
Bulgaria - IAB Series PDI FRN, 6.750%, due 07/28/11 ................     5,000,000      2,306,250
Equador - Disc. FRN, 6.812%, due 02/28/25 ..........................     6,000,000      3,037,500
Equador - Par, 3.000%, due 02/28/25 ................................     6,750,000      2,438,437
Mexico - Disc. Series B FRN, 6.766%, due 12/31/19 ..................     4,000,000      2,887,500
Mexico - Disc. Series D FRN, 6.546%, due 12/31/19 ..................    10,500,000      7,579,687
Mexico - Par Series A, 6.250%, due 12/31/19 ........................     6,000,000      3,907,500
Mexico - Par Series B, 6.250%, due 12/31/19 ........................    17,000,000     11,071,250
Nigeria - Par Series WW, 6.250%, due 11/15/20 ......................     7,750,000      3,797,500
Poland - Bear Series PDIB, 3.750%, due 10/27/14 ....................     7,750,000      5,027,813
Venezuela - Par Series W-A, 6.750%, due 03/31/20 ...................     4,500,000      2,570,625
Venezuela Series A FRN, 6.812%, due 03/31/07 .......................     9,250,000      5,133,750
Venezuela Series B FRN, 7.000%, due 03/31/07 .......................     4,000,000      2,220,000
                                                                                      -----------
                                                                                      111,196,088
                                                                                      -----------
Loan Participation Certificate - 4.67%
Vneshekonom Bank Loan Participation, 0.000%, due 01/01/00 ..........    16,500,000      5,589,375
                                                                                      -----------

Total Bonds
    (Cost $110,510,230) ............................................                  116,785,463
                                                                                      -----------

Short Term Investments - 5.69%
U.S. Government Obligations - 0.08%
U.S. Treasury Bill, 5.250%, due 05/16/96 ...........................        98,000         96,071
                                                                                      -----------

Commercial Paper - 5.61%
Burlington Northern Santa Fe, 6.250%, due 01/10/96 .................     5,500,000      5,492,361
GMAC, 6.000%, due 01/02/96 .........................................     1,000,000      1,000,000
Textron, Inc., 6.000%, due 01/02/96 ................................       224,000        224,000
                                                                                      -----------
                                                                                        6,716,361
                                                                                      -----------
Total Short-Term Investments
    (Cost $6,812,432) ..............................................                    6,812,432
                                                                                      -----------
Total Investments
    (Cost $117,322,662) - 103.29% (a) ..............................                  123,597,895
                                                                                      -----------
Liabilities, less cash and other assets - (3.29%) ..................                   (3,943,702)
                                                                                      -----------
Net Assets - 100% ..................................................                $ 119,654,193
                                                                                      ===========





              See accompanying notes to schedule of investments.

BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------

December 31, 1995

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $117,322,662; and net unrealized appreciation consisted of:

           Gross unrealized appreciation.........   $  6,392,405
           Gross unrealized depreciation.........       (117,172)
                                                    -------------
                 Net unrealized appreciation.....   $  6,275,233
                                                    =============

FRN: Floating rate note - The rate disclosed is that in effect at December 31, 1995

FUTURES CONTRACTS (Note 6)
Futures Contracts:
The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 1995:

                                                Settlement                        Current         Unrealized
                                                  Date             Proceeds        Value           (Loss)
                                                ----------        ----------     ----------      -----------
Futures Sales Contracts
U.S. Treasury Bond, 130 contracts               March 1996      $ 15,620,188    $ 15,790,938     $ (170,750)

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 were $165,000 and $96,071, respectively.

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
   Investments, at value (Cost $117,322,662) (Note 1)........................................  $  123,597,895
   Cash......................................................................................         172,046
   Interest receivable.......................................................................       2,391,350
                                                                                                -------------
             TOTAL ASSETS....................................................................     126,161,291
                                                                                                -------------

LIABILITIES:
   Payables:
      Investment securities purchased........................................................       6,375,776
      Variation margin (Note 6)..............................................................          44,687
      Accrued expenses.......................................................................          86,635
                                                                                                -------------
             TOTAL LIABILITIES...............................................................       6,507,098
                                                                                                -------------

NET ASSETS:
   Applicable to 10,279,463 shares; no par value, unlimited shares authorized................  $  119,654,193
                                                                                                =============
   Net asset value, offering price and redemption
      price per share ($119,654,193 / 10,279,463 shares).....................................  $      11.6401
                                                                                                =============
   Maximum offering price per share (net asset value,
      plus 0.50% of net asset value, or 0.50% of offering price) (Note 8)....................  $      11.6986
                                                                                                =============
NET ASSETS CONSIST OF:
   Paid in capital...........................................................................  $  108,097,510
   Accumulated net investment income.........................................................       4,609,962
   Accumulated net realized gain.............................................................         842,238
   Net unrealized appreciation...............................................................       6,104,483
                                                                                                -------------
             NET ASSETS......................................................................  $  119,654,193
                                                                                                =============

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 30, 1995* TO DECEMBER 31, 1995

INVESTMENT INCOME:
   Interest..................................................................................  $    4,787,178
                                                                                                -------------
             TOTAL INCOME....................................................................       4,787,178
                                                                                                -------------
EXPENSES:
   Custodian.................................................................................          58,441
   Accounting................................................................................          54,116
   Professional..............................................................................          46,591
   Other.....................................................................................          18,068
                                                                                                -------------
             TOTAL EXPENSES..................................................................         177,216
                                                                                                -------------
             NET INVESTMENT INCOME...........................................................       4,609,962
                                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments...........................................................................         878,588
       Futures contracts.....................................................................         (36,350)
                                                                                                -------------
              Net realized gain..............................................................         842,238
                                                                                                -------------
   Change in net unrealized appreciation or depreciation on:
       Investments...........................................................................       6,275,233
       Futures contracts.....................................................................        (170,750)
                                                                                                -------------
              Change in net unrealized appreciation or depreciation..........................       6,104,483
                                                                                                -------------
   Net realized and unrealized gain..........................................................       6,946,721
                                                                                                -------------
   Net increase in net assets resulting from operations......................................  $   11,556,683
                                                                                                =============

* Commencement of operations

                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 30, 1995* TO DECEMBER 31, 1995

OPERATIONS:
   Net investment income.....................................................................  $    4,609,962
   Net realized gain.........................................................................         842,238
   Change in net unrealized appreciation or depreciation.....................................       6,104,483
                                                                                                -------------
   Net increase in net assets resulting from operations......................................      11,556,683
                                                                                                -------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold (Note 8)......................................................................     108,100,000
   Shares redeemed...........................................................................          (2,500)
                                                                                                -------------
   Net increase in net assets resulting from capital share transactions (a)..................     108,097,500
                                                                                                -------------
            TOTAL INCREASE IN NET ASSETS.....................................................     119,654,183
                                                                                                -------------
NET ASSETS:
   Beginning of period.......................................................................              10
                                                                                                -------------
   End of period (including accumulated net investment income of $4,609,962).................  $  119,654,193
                                                                                                =============

(a) A summary of capital share transactions follows:
                                                                                                    Shares
                                                                                                -------------
   Shares sold...............................................................................      10,279,700
   Shares redeemed...........................................................................            (238)
                                                                                                -------------
       Net increase in shares outstanding....................................................      10,279,462
                                                                                                =============

* Commencement of operations


                See accompanying notes to financial statements.

BRINSON EMERGING MARKETS DEBT FUND                          FINANCIAL HIGHLIGHTS


The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                               Period Ended
                                                                             December 31, 1995*
                                                                             -----------------
Net asset value, beginning of period.....................................    $        10.0000
                                                                             -----------------
   Income from investment operations:
   Net investment income.................................................              0.4485
   Net realized and unrealized gain......................................              1.1916
                                                                             -----------------
        Total income from investment operations..........................              1.6401
                                                                             -----------------
Net asset value, end of period...........................................    $        11.6401
                                                                             =================

Total return.............................................................              16.40%
Ratios/Supplemental data
   Net assets, end of period (in 000s)...................................    $        119,654
   Ratio of expenses to average net assets...............................               0.50%   **
   Ratio of net investment income to average net assets..................              12.95%   **
   Portfolio turnover rate...............................................                 29%

*   The Fund commenced operations June 30, 1995
**  Annualized

Total return has not been annualized





                See accompanying notes to financial statements.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

1.  SIGNIFICANT ACCOUNTING POLICIES

The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of six series representing separate portfolios of investments, each of which is non-diversified. The six series are:
Brinson Global Securities Fund, Brinson Short-Term Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund (each a "Fund" and collectively, the "Funds"). The Brinson Short-Term Fund has been inactive since inception, except for matters relating to its organization and registration and the sale on April 25, 1995 of 1,000 shares of the Fund for $10,000 to Fund/Plan Services, Inc., the Trust's administrator. The following is a summary of significant accounting policies consistently followed by the Funds, except for the Brinson Short-Term Fund, in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale and equity swap contracts, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Fixed income/debt securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on investments sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors.

F. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse Brinson Global Securities Fund to the extent that total operating expenses exceed 0.05% of average daily net assets. The Advisor has agreed to reimburse Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund to the extent that total operating expenses exceed 0.50% of average daily net assets. Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds.

3.    INVESTMENT TRANSACTIONS

Investment transactions for the period ended December 31, 1995, excluding short-term investments, were as follows:

                                          Purchases     Proceeds from sales
                                        --------------  -------------------
Brinson Global Securities Fund........  $2,186,825,420       $1,389,981,123
Brinson Post-Venture Fund.............     297,518,656          114,045,536
Brinson High Yield Fund...............     122,295,011           22,783,036
Brinson Emerging Markets Equity Fund..      36,316,989              359,098
Brinson Emerging Markets Debt Fund....     130,545,945           21,996,250

4.  EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases, the only means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net receivable by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 1995, the Brinson Emerging Markets Equity Fund had open equity swap contracts with five international dealers, including the Fund's custodian.

At December 31, 1995, the Brinson Emerging Markets Equity Fund had short-term investments segregated with its custodian equal to the notional amount of its open equity swap contracts.

5.   FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global Securities Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the period ended December 31, 1995 was the Fund's custodian.

THE BRINSON RELATIONSHIP FUNDS  -  NOTES TO FINANCIAL STATEMENTS
================================================================================

6.  FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7.  LOANS OF PORTFOLIO SECURITIES

The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and maintains collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in commercial paper. The value of securities on loan was $8,482,022 as of December 31, 1995.

8.  TRANSACTION CHARGES

Effective December 20, 1995, investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, on Fund share purchases. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus the transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $435,000 and $175,000, respectively, for the period ended December 31, 1995, and were included in shares sold on the statement of changes in net assets.

Effective February 20, 1996, investors in the Brinson Emerging Markets Equity Fund will also be subject to a transaction charge equal to 1.50% on Fund share redemptions.







This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

THE BRINSON RELATIONSHIP FUNDS  - REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees of The Brinson Relationship Funds and Shareholders of
    Brinson Global Securities Fund
    Brinson Post-Venture Fund
    Brinson High Yield Fund
    Brinson Emerging Markets Equity Fund
    Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of asset and liabilities, including the schedules of investments, of The Brinson Relationship Funds: Brinson Global Securities Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund as of December 31, 1995, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Relationship Funds: Brinson Global Securities Fund, Brinson Post-Venture Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund and Brinson Emerging Markets Debt Fund at December 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


                                                       Ernst & Young LLP

Chicago, Illinois
February 6, 1996